UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5931
                                                     ---------------------

              Nuveen New York Performance Plus Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2008
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
   March 31, 2008

                        Nuveen Investments
                        MUNICIPAL CLOSED-END FUNDS

Photo of: Small child

   NUVEEN NEW YORK
   MUNICIPAL VALUE
   FUND, INC.
   NNY

   NUVEEN NEW YORK
   PERFORMANCE PLUS
   MUNICIPAL FUND, INC.
   NNP

   NUVEEN NEW YORK
   DIVIDEND ADVANTAGE
   MUNICIPAL FUND
   NAN

   NUVEEN NEW YORK
   DIVIDEND ADVANTAGE
   MUNICIPAL FUND 2
   NXK


IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

Photo of: Man working on computer

LIFE IS COMPLEX.
    NUVEEN
     MAKES THINGS
    E-simple.

    ----------------------------------------------------------------------------

    It only takes a minute to sign up for e-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready--no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

FREE E-REPORTS RIGHT TO YOUR E-MAIL!

    www.investordelivery.com
    If you receive your Nuveen Fund
    dividends and statements from your
    financial advisor or brokerage account.

    OR

    www.nuveen.com/accountaccess
    If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Logo: NUVEEN Investments

Chairman's
LETTER TO SHAREHOLDERS

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger

Chairman of the Board

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Common Share Dividend and Share Price Information, and the Performance Overview sections of this report.

With the recent volatility in the stock market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
May 15, 2008

Portfolio Manager's COMMENTS

Nuveen Investments Municipal Closed-End Funds

NNY, NNP, NAN, NXK

Portfolio manager Cathryn Steeves examines key investment strategies and the six-month performance of the Nuveen New York Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for these four Funds in 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE NEW YORK FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED MARCH 31, 2008?

During this six-month period, the municipal market experienced a great deal of volatility, as factors related to the sub-prime mortgage crisis had an indirect, but important, influence on the municipal market's performance. We sought to capitalize on this environment by continuing to focus on relative value, as we looked for undervalued sectors and individual credits with the potential to perform well over the long term.

Among our additions to these Funds were bonds issued by New York City, where we considered many bonds a good value. When the market discounted lower-quality and higher-yielding bonds, we selectively took advantage of opportunities to add some uninsured, lower-rated health care credits to the Funds. We also bought small positions in auction rate bonds at attractive yields. Auction rate bonds are short-term securities whose interest payments are adjusted periodically through an auction process, which typically also serves as a means for buying and selling.

To generate cash for purchases and move the Funds' durations(1) closer to our strategic range, we selectively sold some holdings with shorter durations. Selling shorter duration bonds and reinvesting further out on the municipal bond yield curve also helped to improve the Funds' overall call protection profiles. In addition, we took advantage of strong bids to sell some sub-5% coupon bonds that were attractive to the retail market.

Over the course of the entire reporting period, we saw the municipal yield curve steepen, as municipal bond interest rates at the short end of the curve declined while longer-term rates rose. In this environment, we continued to emphasize a disciplined approach to duration management. As part of our duration strategies, we used inverse


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.





Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio manager as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.

floating rate securities,(2) a type of derivative financial instrument, in all four of these New York Funds. Inverse floaters typically provide the dual benefit of lengthening the Funds' durations to be closer to our strategic target and enhancing their income-generation capabilities. During this period, all of the Funds also used forward interest rate swaps, another type of derivative financial instrument. The goal of this strategy was to help us manage the risk vs. our strategic benchmark. We believed that the forward interest rate swaps had accomplished this goal, therefore we removed the swaps from the Funds.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Total Returns on Common Share Net Asset Value*
For periods ended 3/31/08

                            Six-Month       1-Year       5-Year      10-Year
NNY(3)                         -0.08%        0.97%        3.91%        4.38%
NNP                            -1.55%       -1.20%        4.51%        5.85%
NAN                            -1.77%       -1.39%        4.70%           NA
NXK                            -1.38%       -0.79%        5.08%           NA

Lehman Brothers
NY Tax-Exempt
Bond Index(4)                   1.25%        2.55%        3.94%        5.03%

Lipper NY
Municipal Debt Funds
Average(5)                     -2.92%       -3.44%        4.60%        4.91%


For the six months ended March 31, 2008, the cumulative returns on NAV for NNY, NNP, NAN, and NXK underperformed the return of the Lehman Brothers New York Tax-Exempt Bond Index. At the same time, the six-month returns for all four of these New York Funds outperformed the average return for the Lipper New York Municipal Debt Funds Average.

One of the major factors impacting the six-month performance of NNP, NAN, and NXK, especially in relation to that of the unleveraged Lehman Brothers New York Tax-


* Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

(2) An inverse floating rate security is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during the reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

(3) NNY is an unleveraged Fund; the remaining three Funds in this report are leveraged.

(4) The Lehman Brothers New York Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade New York municipal bonds. Results for the Lehman index do not reflect any expenses.

(5) The Lipper New York Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 17 funds; 1 year, 17 funds; 5 years, 17 funds; and 10 years, 6 funds. Fund and Lipper returns assume reinvestment of dividends.

Exempt Bond Index, was the use of financial leverage. While leverage provides opportunities for additional income and total returns for common shareholders, the benefits of leveraging are tied in part to the short-term rates that leveraged Funds pay their preferred shareholders. During this period, the leveraged Funds' borrowing costs remained relatively high, negatively impacting their total returns along with the relatively weak returns of the underlying bonds.

Other key factors that influenced the Funds' returns included yield curve and duration positioning, credit exposure and sector allocations, the use of derivatives, and holdings of bonds backed by certain municipal bond insurers.

During this six-month period, bonds in the Lehman Brothers Municipal Bond Index with maturities of eight years or less, especially those maturing in two to four years, benefited the most from changes in the interest rate environment. As a result, these shorter maturity bonds generally outperformed credits with longer maturities. Bonds having the longest maturities (22 years and longer) posted the worst returns. In this market environment, the performance of NNY (which does not use financial leverage) benefited from the fact that its duration was shorter than the leverage-adjusted durations of the other three Funds in this report. Among the three leveraged Funds, NXK had a slightly shorter duration.

As mentioned earlier, all four of these Funds used inverse floating rate securities to synthetically extend their durations and move the Funds closer to our strategic duration target. Because the inverse floaters effectively increased the Funds' exposure to longer maturity bonds during a period when shorter maturities were in favor in the market, these inverse floaters had a negative impact on performance. However, the inverse floaters also benefited the Funds by helping to support their income streams. In general, these four Funds had smaller positions in inverse floaters than their peers in the Lipper New York Municipal Debt Funds Average, which helped the relative performance of the Nuveen New York Funds.

Lower credit quality bonds (bonds rated BBB or below) and non-rated bonds posted poor returns. The underperformance of this sector was largely the result of risk-averse investors' flight to quality as disruptions in the financial and housing markets deepened. With allocations of 6% to 10% in bonds rated BBB and 4% to 8% in sub-investment grade and non-rated bonds, these Funds were more heavily weighted in lower quality bonds than the Lehman Brothers New York Tax-Exempt Bond Index. This helped to explain some of their underperformance relative to the index. In general, bonds that carried any credit risk, regardless of sector, tended to perform poorly. Revenue bonds as a whole, and especially the industrial development and health care sectors that had ranked among the top performers in the Lehman Brothers Municipal Bond Index over the past few years, underperformed the general municipal market. The housing sector also performed poorly.

Sectors of the market that generally contributed to the Funds' performance included water and sewer, resource recovery, special tax, and electric utilities. Pre-refunded bonds(6) performed exceptionally well, due primarily to their shorter effective maturities and higher credit quality.

Another factor that had an impact on the performance of the New York Funds was their position in bonds backed by certain municipal insurers. These municipal issuers included Financial Guaranty Insurance Company (FGIC), Radian Asset Assurance, XL Capital Assurance (XLCA) and Financial Security Assurance (FSA).

As concern increased about the balance sheets of municipal bond insurers, prices on bonds insured by these companies declined, detracting from the performance of the Funds. On the whole, the holdings of all of our Funds continued to be well diversified not only between insured and uninsured bonds, but also within the insured bond category.

RECENT DEVELOPMENTS REGARDING BOND INSURANCE COMPANIES

The Portfolios of Investments reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers. It is important to note that municipal bonds historically have had a very low rate of default.



(6) Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the preferred shares issued by these Funds than there were offers to buy. This meant that these auctions "failed to clear'' and that many or all auction preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction preferred shares did not lower the credit quality of these shares, and auction preferred shareholders unable to sell their shares received distributions at the "maximum rate'' calculated in accordance with the pre-established terms of the auction preferred shares. At the time this report was prepared, the Funds' managers could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered, if ever. The Funds' managers are working diligently to develop mechanisms designed to improve the liquidity of the auction preferred shares, or to refund them, but at present there is no assurance that these efforts will succeed. These developments generally do not affect the management or investment policies of these Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at:
http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

Common Share
Dividend and Share Price
                 INFORMATION


The common share dividends of NNY, NNP, and NXK remained stable throughout the six-month reporting period ended March 31, 2008. As previously noted, all of the Funds in this report except NNY use leverage to potentially enhance opportunities for additional income for common shareholders. While this strategy continued to provide incremental income, the extent of this benefit was reduced to a degree by short-term interest rates that kept the Funds' borrowing costs relatively high. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which generally offered lower yields. A combination of these factors resulted in one monthly common share dividend reduction in NAN over the six-month period ended March 31, 2008.

Due to capital gains generated by normal portfolio activity, common shareholders of the Funds received capital gains and net ordinary income distributions at the end of December 2007 as follows:


                                         Short-Term Capital Gains
               Long-Term Capital Gains     and/or Ordinary Income
                           (per share)                (per share)

NNY                            $0.0108                         --
NNP                            $0.0294                    $0.0009
NAN                            $0.0682                         --
NXK                            $0.0402                         --

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's common share

NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2008, NNY had a positive UNII balance, based upon our best estimate, for tax purposes and a positive UNII balance for financial statement purposes, while NNP, NAN, and NXK had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial statement purposes.

As of March 31, 2008, the Funds' common share prices were trading at discounts to their common share NAVs as shown in the accompanying chart:


                              3/31/08         Six-Month Average
                             Discount                  Discount

NNY                            -2.78%                    -6.45%
NNP                            -6.60%                    -8.42%
NAN                            -6.66%                    -7.70%
NXK                            -8.30%                    -8.44%

NNY
Performance
OVERVIEW

Nuveen New York
Municipal Value
Fund, Inc.
                              as of March 31, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S.  Guaranteed             42%
AA                               37%
A                                 9%
BBB                               6%
BB or Lower                       3%
N/R                               3%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Apr                           0.0355
May                           0.0355
Jun                           0.0355
Jul                           0.0355
Aug                           0.0355
Sep                           0.0355
Oct                           0.0355
Nov                           0.0355
Dec                           0.0355
Jan                           0.0355
Feb                           0.0355
Mar                           0.0355

Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       9.69
                              9.7
                              9.74
                              9.82
                              9.84
                              9.8
                              9.7
                              9.68
                              9.65
                              9.64
                              9.63
                              9.68
                              9.65
                              9.65
                              9.66
                              9.66
                              9.71
                              9.74
                              9.67
                              9.76
                              9.75
                              9.8
                              9.82
                              9.81
                              9.83
                              9.78
                              9.78
                              9.82
                              9.83
                              9.83
                              9.82
                              9.76
                              9.79
                              9.83
                              9.78
                              9.8
                              9.7
                              9.6
                              9.67
                              9.76
                              9.83
                              9.77
                              9.79
                              9.77
                              9.85
                              9.81
                              9.7
                              9.58
                              9.45
                              9.32
                              9.34
                              9.44
                              9.36
                              9.36
                              9.36
                              9.3699
                              9.4
                              9.36
                              9.35
                              9.36
                              9.39
                              9.36
                              9.41
                              9.41
                              9.49
                              9.44
                              9.398
                              9.41
                              9.41
                              9.41
                              9.42
                              9.403
                              9.39
                              9.39
                              9.35
                              9.33
                              9.39
                              9.36
                              9.37
                              9.33
                              9.38
                              9.25
                              9.3
                              9.3
                              9.28
                              9.25
                              9.32
                              9.33
                              9.32
                              9.35
                              9.37
                              9.28
                              9.26
                              9.22
                              9.27
                              9.14
                              9.05
                              9.17
                              9.16
                              9.3
                              9.35
                              9.24
                              9.4
                              9.35
                              9.35
                              9.35
                              9.38
                              9.4
                              9.6
                              9.7
                              9.5499
                              9.62
                              9.58
                              9.57
                              9.52
                              9.46
                              9.4
                              9.4199
                              9.37
                              9.32
                              9.24
                              9.31
                              9.42
                              9.53
                              9.55
                              9.51
                              9.5
                              9.5
                              9.45
                              9.43
                              9.41
                              9.34
                              9.3
                              9.29
                              9.3
                              9.29
                              9.37
                              9.383
                              9.29
                              9.25
                              9.17
                              9.18
                              9.2
                              9.24
                              9.25
                              9.19
                              9.18
                              9.13
                              9.25
                              9.24
                              9.18
                              9.18
                              9.17
                              9.18
                              9.14
                              9.1
                              9.14
                              9.17
                              9.13
                              9.2
                              9.08
                              9.17
                              9.08
                              9.05
                              9.02
                              9.02
                              9
                              9.04
                              9.0001
                              9
                              8.98
                              8.97
                              9.16
                              9.21
                              9.22
                              9.15
                              9.16
                              9.08
                              9.15
                              9.11
                              9.0501
                              9.01
                              9.05
                              9.06
                              9.05
                              8.98
                              9.06
                              8.98
                              9.06
                              9.15
                              9.13
                              9.12
                              9.14
                              9.3
                              9.31
                              9.35
                              9.4
                              9.47
                              9.42
                              9.42
                              9.38
                              9.45
                              9.44
                              9.39
                              9.18
                              9.21
                              9.3
                              9.25
                              9.38
                              9.4
                              9.48
                              9.5501
                              9.45
                              9.54
                              9.61
                              9.65
                              9.6
                              9.39
                              9.43
                              9.46
                              9.5299
                              9.39
                              9.24
                              9.32
                              9.34
                              9.42
                              9.33
                              9.49
                              9.518
                              9.54
                              9.5001
                              9.49
                              9.32
                              9.3
                              9.3
                              9.36
                              9.41
                              9.38
                              9.3
                              9.28
                              9.25
                              9.25
                              9.25
                              9.19
                              9.39
                              9.42
                              9.42
                              9.45
                              9.45
                              9.6
                              9.44
                              9.41
3/31/08                       9.44


FUND SNAPSHOT
------------------------------------
Common Share Price             $9.44
------------------------------------
Common Share
Net Asset Value                $9.71
------------------------------------
Premium/(Discount) to NAV     -2.78%
------------------------------------
Market Yield                   4.51%
------------------------------------
Taxable-Equivalent Yield(2)    6.72%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $146,791
------------------------------------
Average Effective
Maturity on Securities (Years) 16.88
------------------------------------
Modified Duration               5.70
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.76%        -0.08%
------------------------------------
1-Year          1.36%         0.97%
------------------------------------
5-Year          4.80%         3.91%
------------------------------------
10-Year         4.08%         4.38%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         21.6%
------------------------------------
Health Care                    12.0%
------------------------------------
Education and Civic
   Organizations                9.8%
------------------------------------
U.S. Guaranteed                 9.5%
------------------------------------
Long-Term Care                  8.9%
------------------------------------
Transportation                  8.3%
------------------------------------
Tax Obligation/General          7.9%
------------------------------------
Utilities                       7.0%
------------------------------------
Housing/Multifamily             5.0%
------------------------------------
Other                          10.0%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0108 per share.

NNP
Performance
OVERVIEW

Nuveen New York
Performance Plus
Municipal Fund, Inc.
                              as of March 31, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              43%
AA                               38%
A                                 7%
BBB                               8%
BB or Lower                       2%
N/R                               2%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Apr                            0.064
May                            0.064
Jun                            0.061
Jul                            0.061
Aug                            0.061
Sep                            0.061
Oct                            0.061
Nov                            0.061
Dec                            0.061
Jan                            0.061
Feb                            0.061
Mar                            0.061

Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       15.9
                              15.89
                              16.5
                              16.25
                              16.11
                              16.2
                              16.05
                              16.1
                              15.94
                              15.83
                              15.78
                              15.75
                              15.77
                              15.74
                              15.85
                              15.9
                              15.86
                              15.84
                              15.836
                              15.84
                              15.9
                              15.93
                              15.95
                              15.93
                              15.9
                              15.89
                              15.8
                              15.77
                              15.73
                              15.71
                              15.72
                              15.72
                              15.72
                              15.6703
                              15.68
                              15.6397
                              15.62
                              15.61
                              15.57
                              15.64
                              15.649
                              15.7
                              15.64
                              15.58
                              15.6
                              15.51
                              15.34
                              14.98
                              14.89
                              14.67
                              14.62
                              14.56
                              14.54
                              14.49
                              14.53
                              14.53
                              14.5
                              14.45
                              14.423
                              14.52
                              14.56
                              14.5
                              14.51
                              14.51
                              14.62
                              14.6868
                              14.61
                              14.57
                              14.54
                              14.68
                              14.51
                              14.46
                              14.43
                              14.43
                              14.39
                              14.44
                              14.36
                              14.36
                              14.34
                              14.18
                              14.15
                              14.13
                              14.31
                              14.37
                              14.45
                              14.49
                              14.3
                              14.37
                              14.48
                              14.45
                              14.33
                              14.32
                              14.3
                              14.21
                              14.1
                              13.95
                              13.87
                              13.97
                              14.11
                              13.99
                              14.1
                              14.17
                              14.33
                              14.26
                              14.28
                              14.5
                              14.45
                              14.54
                              14.6
                              14.59
                              14.59
                              14.72
                              14.95
                              14.87
                              14.92
                              14.8
                              14.77
                              14.59
                              14.6
                              14.72
                              14.53
                              14.28
                              14.29
                              14.25
                              14.25
                              14.29
                              14.3
                              14.3
                              14.25
                              14.29
                              14.27
                              14.45
                              14.27
                              14.3099
                              14.33
                              14.33
                              14.3
                              14.21
                              14.15
                              14.1601
                              14.24
                              14.16
                              14.37
                              14.16
                              14.16
                              14.25
                              14.06
                              14.05
                              14.17
                              14.2
                              14.21
                              14.11
                              14.1
                              14.01
                              14.01
                              14.11
                              14.05
                              13.91
                              13.82
                              13.98
                              13.89
                              13.82
                              13.71
                              13.7
                              13.9
                              14.01
                              13.9
                              13.8
                              13.78
                              13.9
                              14
                              14.05
                              14
                              13.98
                              14.13
                              14.25
                              14.2
                              14.18
                              14.15
                              13.96
                              13.9
                              13.75
                              13.62
                              13.53
                              13.6
                              13.78
                              13.87
                              13.84
                              13.95
                              13.93
                              13.98
                              14.19
                              14.27
                              14.43
                              14.71
                              14.75
                              14.75
                              14.78
                              14.78
                              14.73
                              14.72
                              14.67
                              14.52
                              14.4799
                              14.26
                              14.26
                              14.44
                              14.44
                              14.38
                              14.38
                              14.41
                              14.35
                              14.32
                              14.24
                              14.31
                              14.29
                              14.33
                              14.44
                              14.5
                              14.54
                              14.58
                              14.38
                              13.98
                              13.96
                              14.2
                              13.97
                              13.93
                              13.91
                              14.05
                              14.05
                              13.94
                              13.71
                              13.48
                              13.77
                              13.93
                              14
                              13.89
                              13.94
                              13.76
                              13.93
                              13.79
                              13.71
                              13.61
                              13.46
                              13.58
                              13.57
                              13.59
                              13.65
                              13.82
                              13.94
                              13.99
                              13.94
3/31/08                       13.87


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.87
------------------------------------
Common Share
Net Asset Value               $14.85
------------------------------------
Premium/(Discount) to NAV     -6.60%
------------------------------------
Market Yield                   5.28%
------------------------------------
Taxable-Equivalent Yield(2)    7.87%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $223,818
------------------------------------
Average Effective
Maturity on Securities (Years) 16.94
------------------------------------
Leverage-Adjusted Duration      9.46
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.26%         -1.55%
------------------------------------
1-Year         -7.79%        -1.20%
------------------------------------
5-Year          4.40%         4.51%
------------------------------------
10-Year         4.57%         5.85%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.6%
------------------------------------
Education and Civic
   Organizations               14.9%
------------------------------------
Health Care                    12.4%
------------------------------------
U.S. Guaranteed                11.3%
------------------------------------
Tax Obligation/General          7.4%
------------------------------------
Transportation                  6.6%
------------------------------------
Utilities                       6.0%
------------------------------------
Long-Term Care                  4.9%
------------------------------------
Other                          13.9%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders capital gains and net ordinary income distributions in December 2007 of $0.0303 per share.

NAN
Performance
OVERVIEW

Nuveen New York
Dividend Advantage
Municipal Fund
                              as of March 31, 2008


Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              38%
AA                               38%
A                                10%
BBB                               6%
BB or Lower                       5%
N/R                               3%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Apr                            0.063
May                            0.063
Jun                            0.063
Jul                            0.063
Aug                            0.063
Sep                           0.0595
Oct                           0.0595
Nov                           0.0595
Dec                           0.0595
Jan                           0.0595
Feb                           0.0595
Mar                           0.0575

Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       15.44
                              15.41
                              15.44
                              15.49
                              15.48
                              15.6
                              15.73
                              15.38
                              15.4
                              15.27
                              15.3
                              15.29
                              15.38
                              15.35
                              15.36
                              15.48
                              15.53
                              15.36
                              15.5
                              15.45
                              15.53
                              15.55
                              15.54
                              15.57
                              15.64
                              15.65
                              15.71
                              15.74
                              15.68
                              15.54
                              15.45
                              15.56
                              15.48
                              15.49
                              15.46
                              15.46
                              15.51
                              15.47
                              15.48
                              15.51
                              15.25
                              15.1999
                              15.17
                              15.2
                              15.24
                              15.2
                              15.36
                              15.14
                              15.14
                              15.1
                              15.14
                              15.04
                              15.05
                              15.04
                              15.05
                              14.98
                              14.94
                              14.93
                              14.93
                              14.87
                              14.8
                              14.78
                              14.82
                              14.82
                              14.95
                              15
                              14.93
                              14.96
                              14.92
                              14.87
                              14.85
                              14.73
                              14.72
                              14.65
                              14.58
                              14.5
                              14.46
                              14.43
                              14.31
                              14.29
                              14.27
                              14.34
                              14.41
                              14.43
                              14.52
                              14.6
                              14.5201
                              14.56
                              14.54
                              14.5
                              14.55
                              14.52
                              14.47
                              14.33
                              14.26
                              14
                              13.85
                              13.9
                              13.75
                              13.78
                              14
                              13.97
                              14.01
                              14.17
                              14.17
                              14.24
                              14.35
                              14.49
                              14.58
                              14.54
                              14.5
                              14.58
                              14.7
                              14.67
                              14.71
                              14.51
                              14.55
                              14.38
                              14.4
                              14.3
                              14.25
                              14.33
                              14.28
                              14.36
                              14.28
                              14.39
                              14.33
                              14.33
                              14.38
                              14.22
                              14.02
                              14.14
                              14.144
                              14.07
                              14.05
                              14.09
                              14.17
                              14.1
                              14.12
                              14.07
                              14
                              13.93
                              13.98
                              14
                              14.01
                              14.09
                              13.76
                              13.77
                              13.81
                              13.82
                              13.85
                              13.93
                              14.01
                              14.03
                              14
                              13.93
                              13.87
                              13.75
                              13.45
                              13.46
                              13.36
                              13.18
                              13.22
                              13.16
                              13.25
                              13.2
                              13.17
                              13.25
                              13.34
                              13.5
                              13.5
                              13.45
                              13.58
                              13.6
                              13.55
                              13.58
                              13.61
                              13.62
                              13.6
                              13.45
                              13.28
                              13.25
                              13.33
                              13.32
                              13.25
                              13.18
                              13.17
                              13.28
                              13.17
                              13.21
                              13.35
                              13.52
                              13.59
                              13.83
                              14.08
                              14.11
                              14.05
                              14.05
                              14.13
                              14.118
                              14.1
                              14.11
                              14.09
                              14.02
                              13.85
                              13.99
                              14.03
                              13.95
                              14
                              14
                              13.99
                              13.98
                              14.03
                              14.04
                              14.03
                              14.07
                              14.13
                              14.15
                              14.19
                              14.25
                              14.34
                              14.01
                              13.67
                              13.4
                              13.78
                              13.53
                              13.4
                              13.39
                              13.48
                              13.6
                              13.45
                              13.32
                              13.13
                              13.2
                              13.22
                              13.35
                              13.24
                              13.45
                              13.21
                              13.17
                              13.08
                              13.08
                              13
                              12.98
                              12.93
                              13.07
                              13.13
                              13.25
                              13.26
                              13.3
                              13.36
                              13.3
3/31/08                       13.32

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.32
------------------------------------
Common Share
Net Asset Value               $14.27
------------------------------------
Premium/(Discount) to NAV     -6.66%
------------------------------------
Market Yield                   5.18%
------------------------------------
Taxable-Equivalent Yield(2)    7.72%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $132,186
------------------------------------
Average Effective
Maturity on Securities (Years) 18.02
------------------------------------
Leverage-Adjusted Duration      9.35
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -4.15%        -1.77%
------------------------------------
1-Year         -8.76%        -1.39%
------------------------------------
5-Year          4.14%         4.70%
------------------------------------
Since
Inception       4.84%         6.15%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                    22.4%
------------------------------------
Tax Obligation/Limited         21.2%
------------------------------------
Education and Civic
   Organizations               14.2%
------------------------------------
Tax Obligation/General          9.4%
------------------------------------
Transportation                  7.5%
------------------------------------
U.S. Guaranteed                 5.8%
------------------------------------
Long-Term Care                  4.1%
------------------------------------
Housing/Multifamily             3.6%
------------------------------------
Other                          11.8%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0682 per share.

NXK
Performance
OVERVIEW

Nuveen New York
Dividend Advantage
Municipal Fund 2
                              as of March 31, 2008

Pie Chart:
Credit Quality (as a % of total investments)(1)
AAA/U.S. Guaranteed              42%
AA                               29%
A                                11%
BBB                              10%
BB or Lower                       5%
N/R                               3%

Bar Chart:
2007-2008 Monthly Tax-Free Dividends Per Common Share(3)
Apr                            0.063
May                            0.063
Jun                             0.06
Jul                             0.06
Aug                             0.06
Sep                             0.06
Oct                            0.057
Nov                            0.057
Dec                            0.057
Jan                            0.057
Feb                            0.057
Mar                            0.057

Line Chart:
Common Share Price Performance -- Weekly Closing Price
4/01/07                       15.53
                              15.5848
                              15.51
                              15.55
                              15.59
                              15.7
                              15.53
                              15.5
                              15.4
                              15.34
                              15.3
                              15.4
                              15.48
                              15.43
                              15.456
                              15.52
                              15.46
                              15.5
                              15.45
                              15.55
                              15.45
                              15.44
                              15.42
                              15.46
                              15.41
                              15.4
                              15.36
                              15.21
                              15.27
                              15.22
                              15.2
                              15.29
                              15.22
                              15.2
                              15.12
                              15.16
                              15.08
                              15.1
                              15
                              14.95
                              15.03
                              14.97
                              14.98
                              14.96
                              14.9
                              14.78
                              14.55
                              14.4
                              14.46
                              14.02
                              14.11
                              14.13
                              14.1
                              14.06
                              14.1
                              14.14
                              14.16
                              14.09
                              14.14
                              14.14
                              14.12
                              13.9801
                              14.0999
                              14.0999
                              14.18
                              14.19
                              14.1
                              14.16
                              14.15
                              14.216
                              14.1
                              14.13
                              14.136
                              14.13
                              13.96
                              14.03
                              13.84
                              13.82
                              13.74
                              13.72
                              13.62
                              13.59
                              13.87
                              13.8
                              13.88
                              13.95
                              13.99
                              14
                              14
                              14
                              13.94
                              13.99
                              13.83
                              13.77
                              13.78
                              13.67
                              13.48
                              13.41
                              13.44
                              13.41
                              13.51
                              13.57
                              13.91
                              13.85
                              13.76
                              13.94
                              13.85
                              13.9
                              13.9
                              13.92
                              13.96
                              14.06
                              14.12
                              14.22
                              14.23
                              14.14
                              14.2
                              14.2199
                              14.02
                              14.1
                              14.05
                              14.19
                              13.97
                              13.9
                              13.86
                              14.05
                              14.16
                              14.16
                              14.16
                              14.28
                              14.3
                              14.65
                              14.2601
                              14.3175
                              14.4101
                              14.4
                              14.32
                              14.5
                              14.2399
                              14.22
                              14.01
                              14.02
                              14.12
                              14.04
                              14.05
                              14.04
                              13.76
                              13.68
                              13.57
                              13.56
                              13.52
                              13.49
                              13.52
                              13.36
                              13.36
                              13.19
                              13.2
                              13.1
                              13
                              13.06
                              12.9
                              12.88
                              12.75
                              12.8101
                              12.89
                              12.95
                              12.91
                              12.93
                              13.07
                              13.1
                              12.86
                              13.19
                              13.1901
                              13.21
                              13.34
                              13.26
                              13.34
                              13.28
                              13.26
                              13.18
                              12.96
                              12.96
                              13.01
                              13.05
                              13.05
                              13.08
                              13.09
                              13.08
                              13.02
                              13.12
                              13.14
                              13.37
                              13.33
                              13.68
                              13.79
                              13.8
                              13.86
                              13.92
                              13.86
                              13.9468
                              13.978
                              13.98
                              13.96
                              13.96
                              13.78
                              13.66
                              13.74
                              13.68
                              13.8
                              13.85
                              13.7799
                              13.85
                              13.88
                              13.86
                              13.8
                              13.91
                              13.93
                              13.93
                              13.98
                              14.02
                              13.92
                              13.77
                              13.39
                              13.16
                              13.42
                              13.37
                              13.06
                              13.11
                              13.39
                              13.36
                              13.3
                              13.06
                              12.77
                              12.89
                              12.98
                              13.14
                              13.25
                              13.33
                              13.17
                              13.09
                              13.09
                              12.99
                              12.9
                              12.8
                              12.88
                              13
                              12.86
                              13
                              13.08
                              13.02
                              13.19
                              13.1099
3/31/08                       13.04

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.04
------------------------------------
Common Share
Net Asset Value               $14.22
------------------------------------
Premium/(Discount) to NAV     -8.30%
------------------------------------
Market Yield                   5.25%
------------------------------------
Taxable-Equivalent Yield(2)    7.82%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $92,383
------------------------------------
Average Effective
Maturity on Securities (Years) 17.58
------------------------------------
Leverage-Adjusted Duration      9.16
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)  -5.27%         -1.38%
------------------------------------
1-Year        -11.23%        -0.79%
------------------------------------
5-Year          4.71%         5.08%
------------------------------------
Since
Inception       4.33%         6.17%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         18.8%
------------------------------------
Health Care                    15.7%
------------------------------------
Education and Civic
   Organizations               12.5%
------------------------------------
Tax Obligation/General         11.4%
------------------------------------
Transportation                 10.9%
------------------------------------
U.S. Guaranteed                 9.1%
------------------------------------
Utilities                       8.3%
------------------------------------
Other                          13.3%
------------------------------------

(1) The percentages shown in the foregoing chart reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. As explained earlier in the Portfolio Manager's Comments section of this report, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers, and thereby reduce the percentage of the ratings shown in the foregoing chart.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2007 of $0.0402 per share.

NNY
NNP
NAN
NXK

Shareholder MEETING REPORT

The special meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007; the meetings for NNY, NNP, NAN and NXK were subsequently adjourned to October 22, 2007 and additionally adjourned to November 8, 2007 for NNY and NXK.

                                                                                             NEW YORK       NEW YORK      NEW YORK
                                                                              NEW YORK     PERFORMANCE      DIVIDEND      DIVIDEND
                                                                                VALUE          PLUS         ADVANTAGE    ADVANTAGE 2
                                                                                (NNY)          (NNP)          (NAN)         (NXK)
------------------------------------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT:
                                                                                            Common and     Common and     Common and
                                                                                             Preferred      Preferred      Preferred
                                                                                         shares voting  shares voting  shares voting
                                                                                 Common       together       together       together
                                                                                 shares     as a class     as a class     as a class
====================================================================================================================================
   For                                                                        7,733,973      7,430,913      4,354,646      3,074,160
   Against                                                                      435,249        364,232        203,333        141,417
   Abstain                                                                      333,356        441,481        214,707        148,662
   Broker Non-Votes                                                           2,949,336      2,605,476      1,657,337      1,109,956
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     11,451,914     10,842,102      6,430,023      4,474,195
====================================================================================================================================
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR:
   For                                                                       10,966,160     10,396,126      6,189,413      4,331,620
   Against                                                                      288,924        167,173        112,801         51,876
   Abstain                                                                      196,830        278,803        127,809         90,699
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     11,451,914     10,842,102      6,430,023      4,474,195
====================================================================================================================================

NNY

Nuveen New York Municipal Value Fund, Inc.
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.3% (1.3% OF TOTAL INVESTMENTS)

$         275   New York City Industrial Development Agency, New York, Liberty         9/15 at 100.00       Baa3     $      234,589
                 Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

        1,950   Seneca Nation of Indians Capital Improvements Authority, New York,     6/17 at 100.00         BB          1,720,095
                 Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23

------------------------------------------------------------------------------------------------------------------------------------
        2,225   Total Consumer Discretionary                                                                              1,954,684
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 1.5% (1.5% OF TOTAL INVESTMENTS)

          300   New York Counties Tobacco Trust II, Tobacco Settlement                 6/11 at 101.00        BBB            283,152
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          430   Puerto Rico, The Children's Trust Fund, Tobacco Settlement             5/12 at 100.00        BBB            410,323
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          225   Rensselaer Tobacco Asset Securitization Corporation, New York,         6/12 at 100.00        BBB            209,988
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
        1,070    4.750%, 6/01/22                                                       6/16 at 100.00        BBB          1,006,720
          345    5.000%, 6/01/26                                                       6/16 at 100.00        BBB            320,298

------------------------------------------------------------------------------------------------------------------------------------
        2,370   Total Consumer Staples                                                                                    2,230,481
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 9.8% (9.8% OF TOTAL INVESTMENTS)

          275   Albany Industrial Development Agency, New York, Revenue Bonds,         7/17 at 100.00        BBB            245,314
                 Albany Law School, Series 2007A, 5.000%, 7/01/31

          115   Albany Industrial Development Agency, New York, Revenue Bonds,         4/17 at 100.00        N/R             92,930
                 Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37

           90   Cattaraugus County Industrial Development Agency, New York,            5/16 at 100.00       BBB-             84,066
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

        1,175   Dormitory Authority of the State of New York, General Revenue          7/17 at 100.00         AA          1,089,037
                 Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 -
                 RAAI Insured

          800   Dormitory Authority of the State of New York, Insured Revenue          7/11 at 102.00         AA            812,392
                 Bonds, D'Youville College, Series 2001, 5.250%, 7/01/20 -
                 RAAI Insured

          505   Dormitory Authority of the State of New York, Lease Revenue            7/15 at 100.00        AAA            508,318
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

          615   Dormitory Authority of the State of New York, Revenue Bonds,             No Opt. Call        AA-            686,697
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,           7/09 at 101.00         AA          1,287,575
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

          750   Dormitory Authority of the State of New York, Revenue Bonds,           7/09 at 102.00         AA            764,655
                 Pratt Institute, Series 1999, 6.000%, 7/01/24 - RAAI Insured

                Dormitory Authority of the State of New York, Second General
                Resolution Consolidated Revenue Bonds, City University System,
                Series 1993A:
        1,000    5.750%, 7/01/18                                                         No Opt. Call        AA-          1,129,730
        1,400    6.000%, 7/01/20                                                         No Opt. Call        AA-          1,598,408

          575   Dutchess County Industrial Development Agency, New York,               8/17 at 100.00         A3            510,962
                 Civic Facility Revenue Bonds, Bard College Project,
                 Series 2007-A2, 4.500%, 8/01/36


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$         265   Hempstead Town Industrial Development Agency, New York,               10/15 at 100.00         A-     $      258,542
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

        1,650   New York City Industrial Development Agency, New York,                 4/08 at 100.00        AAA          1,338,597
                 Civic Facility Revenue Bonds, Horace Mann School,
                 Series 2002, 4.644%, 7/01/41 - MBIA Insured (4)

          245   New York City Industrial Development Agency, New York,                10/14 at 100.00         A-            231,603
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

        1,100   New York City Industrial Development Agency, New York,                 2/11 at 100.00         A-          1,115,631
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        1,175   New York City Industrial Development Agency, New York,                 1/17 at 100.00        AAA          1,100,940
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 4.750%, 1/01/42 - AMBAC Insured

        1,610   New York City Industrial Development Authority, New York,              9/16 at 100.00         A3          1,432,337
                 PILOT Revenue Bonds, Yankee Stadium Project, Series 2006,
                 4.500%, 3/01/39 - FGIC Insured

          170   Seneca County Industrial Development Authority, New York,             10/17 at 100.00        BBB            158,870
                 Revenue Bonds, New York Chiropractic College, Series 2007,
                 5.000%, 10/01/27

------------------------------------------------------------------------------------------------------------------------------------
       14,765   Total Education and Civic Organizations                                                                  14,446,604
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 1.2% (1.2% OF TOTAL INVESTMENTS)

          400   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-            405,260
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35

        1,305   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-          1,369,819
                 Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37

------------------------------------------------------------------------------------------------------------------------------------
        1,705   Total Financials                                                                                          1,775,079
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 12.1% (12.0% OF TOTAL INVESTMENTS)

          490   Cattaraugus County Industrial Development Agency, New York,            8/08 at 102.00         A+            496,507
                 Revenue Bonds, Olean General Hospital, Series 1998A,
                 5.250%, 8/01/23

        1,005   Dormitory Authority of the State of New York, FHA-Insured              2/15 at 100.00         A3            995,824
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

          700   Dormitory Authority of the State of New York, FHA-Insured              2/15 at 100.00         A3            712,929
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        1,800   Dormitory Authority of the State of New York, FHA-Insured              8/15 at 100.00         AA          1,762,614
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00       Baa1          1,297,250
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        2,350   Dormitory Authority of the State of New York, Revenue Bonds,           7/16 at 100.00         AA          2,335,971
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00       Baa1          1,033,060
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

          250   Dormitory Authority of the State of New York, Revenue Bonds,           7/08 at 100.00       Baa1            249,985
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        1,595   Dormitory Authority of the State of New York, Revenue Bonds,           8/14 at 100.00        AAA          1,752,458
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00       Baa1            504,485
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          500   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00       Baa1            486,260
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          290   Livingston County Industrial Development Agency, New York,             7/10 at 100.00         BB            276,138
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30


                                       17

NNY
Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                Madison County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Oneida Health System, Series 2007A:
$         280    5.250%, 2/01/27                                                         No Opt. Call       BBB-     $      258,252
          260    5.500%, 2/01/32                                                         No Opt. Call       BBB-            239,288

          470   Nassau County Industrial Development Agency, New York,                   No Opt. Call         A3            491,065
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11

          500   New York City Health and Hospitals Corporation, New York,              2/09 at 101.00        AAA            511,765
                 Health System Revenue Bonds, Series 1999A, 5.125%, 2/15/14 -
                 AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,175    5.250%, 2/15/21 - AMBAC Insured                                       2/13 at 100.00        AAA          1,220,919
        1,000    5.250%, 2/15/22 - AMBAC Insured                                       2/13 at 100.00        AAA          1,039,080

          490   New York City Industrial Development Agency, New York,                 7/12 at 100.00         B2            472,419
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2001B, 6.375%, 7/01/31

          250   New York City Industrial Development Agency, New York, Civic           7/12 at 101.00         B2            242,905
                 Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

          825   Newark-Wayne Community Hospital, New York, Hospital Revenue            9/08 at 100.00        N/R            825,569
                 Refunding and Improvement Bonds, Series 1993A, 7.600%, 9/01/15

          500   Yonkers Industrial Development Agency, New York, Revenue               7/11 at 101.00         B-            504,645
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       17,480   Total Health Care                                                                                        17,709,388
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.0% (5.0% OF TOTAL INVESTMENTS)

          400   East Syracuse Housing Authority, New York, FHA-Insured                 4/10 at 102.00        AAA            420,876
                 Section 8 Assisted Revenue Refunding Bonds, Bennet Project,
                 Series 2001A, 6.700%, 4/01/21

        1,690   New York City Housing Development Corporation, New York,               7/15 at 100.00        AA+          1,713,457
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,000    5.400%, 11/01/21                                                      5/11 at 101.00         AA          1,026,290
        1,000    5.500%, 11/01/31                                                      5/11 at 101.00         AA          1,005,020
        1,000    5.600%, 11/01/42                                                      5/11 at 101.00         AA          1,004,280

          480   New York City Housing Development Corporation, New York,              11/15 at 100.00         AA            439,987
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          440   New York State Housing Finance Agency, Secured Mortgage                8/11 at 100.00        Aa1            446,926
                 Program Multifamily Housing Revenue Bonds, Series 2001E,
                 5.600%, 8/15/20 (Alternative Minimum Tax)

        1,275   Westchester County Industrial Development Agency, New York,            8/11 at 102.00        Aaa          1,320,377
                 GNMA Collateralized Mortgage Loan Revenue Bonds, Living
                 Independently for the Elderly Inc., Series 2001A,
                 5.375%, 8/20/21

------------------------------------------------------------------------------------------------------------------------------------
        7,285   Total Housing/Multifamily                                                                                 7,377,213
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.0% (3.9% OF TOTAL INVESTMENTS)

          950   New York State Mortgage Agency, Homeowner Mortgage                     4/15 at 100.00        Aa1            852,445
                 Revenue Bonds, Series 130, 4.650%, 4/01/27
                 (Alternative Minimum Tax)

          370   New York State Mortgage Agency, Homeowner Mortgage                    10/17 at 100.00        Aa1            353,246
                 Revenue Bonds, Series 148, 2007, 5.200%, 10/01/32
                 (Alternative Minimum Tax)

        3,750   New York State Mortgage Agency, Homeowner Mortgage                     9/08 at 101.00        Aa1          3,795,900
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue Bonds,                4/13 at 101.00        Aaa            800,293
                 Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,910   Total Housing/Single Family                                                                               5,801,884
------------------------------------------------------------------------------------------------------------------------------------


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 9.0% (8.9% OF TOTAL INVESTMENTS)

$       1,000   Babylon Industrial Development Agency, New York, Revenue               8/09 at 101.00        AAA     $    1,037,660
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured              8/08 at 102.00        AAA          1,000,790
                 Mortgage Nursing Home Revenue Bonds, Eger Healthcare
                 Center of Staten Island, Series 1998, 5.100%, 2/01/28

        2,760   Dormitory Authority of the State of New York, FHA-Insured              8/08 at 101.00         AA          2,793,175
                 Mortgage Nursing Home Revenue Bonds, Hebrew Home for
                 the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

        2,250   Dormitory Authority of the State of New York, FHA-Insured              8/08 at 101.00        AAA          2,275,290
                 Mortgage Nursing Home Revenue Bonds, Rosalind and
                 Joseph Gurwin Jewish Geriatric Center of Long Island,
                 Series 1997, 5.700%, 2/01/37 - AMBAC Insured

        1,455   Dormitory Authority of the State of New York, FHA-Insured              8/08 at 100.00        AA-          1,461,358
                 Mortgage Revenue Bonds, German Masonic Home Corporation,
                 Series 1996, 5.950%, 8/01/26

        2,000   Dormitory Authority of the State of New York, FHA-Insured              8/08 at 100.00        AAA          2,005,760
                 Mortgage Revenue Bonds, W.K. Nursing Home Corporation,
                 Series 1996, 6.125%, 2/01/36

          450   Dormitory Authority of the State of New York, GNMA                     2/17 at 103.00         AA            452,745
                 Collateralized Revenue Bonds, Cabrini of Westchester
                 Project, Series 2006, 5.200%, 2/15/41

          270   Dormitory Authority of the State of New York, Non-State               11/16 at 100.00        Aa3            270,548
                 Supported Debt, Ozanam Hall of Queens Nursing Home
                 Revenue Bonds, Series 2006, 5.000%, 11/01/31

          135   Dormitory Authority of the State of New York, Revenue Bonds,           7/15 at 100.00        N/R            106,912
                 Providence Rest, Series 2005, 5.000%, 7/01/35 - ACA Insured

          530   New York City Industrial Development Agency, New York,                 7/11 at 101.00        N/R            550,983
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

          820   New York City Industrial Development Agency, New York,                 7/16 at 101.00        N/R            783,248
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2008A-1, 5.500%, 7/01/18

          235   Suffolk County Industrial Development Agency, New York,                7/16 at 101.00        N/R            223,234
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2008-B1, 5.800%, 7/01/23

          225   Yonkers Industrial Development Agency, New York, Civic                 7/16 at 101.00        N/R            213,734
                 Facilities Revenue Bonds, Special Needs Facilities Pooled
                 Program Bonds, Series 2008-C1, 5.800%, 7/01/23

------------------------------------------------------------------------------------------------------------------------------------
       13,130   Total Long-Term Care                                                                                     13,175,437
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 0.2% (0.2% OF TOTAL INVESTMENTS)

          240   Jefferson County Industrial Development Agency, New York,             12/13 at 100.00        BBB            217,428
                 Solid Waste Disposal Revenue Bonds, International Paper
                 Company Project, Series 2003A, 5.200%, 12/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 7.9% (7.9% OF TOTAL INVESTMENTS)

          750   New York City, New York, General Obligation Bonds,                     8/14 at 100.00         AA            816,533
                 Fiscal Series 2004C, 5.250%, 8/15/16

        1,000   New York City, New York, General Obligation Bonds,                    11/14 at 100.00        AAA          1,067,900
                 Fiscal Series 2004E, 5.000%, 11/01/19 - FSA Insured

        2,000   New York City, New York, General Obligation Bonds,                     9/15 at 100.00         AA          2,079,920
                 Fiscal Series 2005F-1, 5.000%, 9/01/19 - XLCA Insured

        2,795   New York City, New York, General Obligation Bonds,                     8/16 at 100.00         AA          2,825,186
                 Fiscal Series 2007A, 5.000%, 8/01/25

        4,760   New York City, New York, General Obligation Bonds,                    12/17 at 100.00         AA          4,863,434
                 Series D, 5.125%, 12/01/25

------------------------------------------------------------------------------------------------------------------------------------
       11,305   Total Tax Obligation/General                                                                             11,652,973
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 21.7% (21.6% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,          11/13 at 100.00        AAA          1,053,270
                 Series 2003A, 5.250%, 11/01/21

                Dormitory Authority of the State of New York, Department of
                Health Revenue Bonds, Series 2005A:
          395    5.250%, 7/01/24 - CIFG Insured                                        7/15 at 100.00        AA-            404,772
          250    5.000%, 7/01/25 - CIFG Insured                                        7/15 at 100.00        AA-            251,340


                                       19

NNY
Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         275   Dormitory Authority of the State of New York, State Personal           3/15 at 100.00        AAA     $      290,285
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

          350   Erie County Industrial Development Agency, New York,                   5/14 at 100.00        AAA            375,389
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                       11/12 at 100.00        AAA          2,067,680
        1,000    5.000%, 11/15/30                                                     11/12 at 100.00         AA          1,001,170

        1,000   Metropolitan Transportation Authority, New York, State Service         7/12 at 100.00        AA-          1,001,620
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

          560   Monroe Newpower Corporation, New York, Power Facilities                1/13 at 102.00        BBB            498,994
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          740    5.000%, 10/15/25 - MBIA Insured                                      10/14 at 100.00        AAA            756,117
          550    5.000%, 10/15/26 - MBIA Insured                                      10/14 at 100.00        AAA            559,807
        1,890    5.000%, 10/15/29 - AMBAC Insured                                     10/14 at 100.00        AAA          1,904,629

        1,200   New York City Transitional Finance Authority, New York,                1/17 at 100.00        AA-          1,206,696
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/28 - FGIC Insured

        1,330   New York City Transitional Finance Authority, New York,                2/13 at 100.00        AAA          1,363,915
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        1,530   New York City Transitional Finance Authority, New York,               11/17 at 100.00        AAA          1,560,294
                 Future Tax Secured Bonds, Fiscal Series 2007C-1,
                 5.000%, 11/01/27

        1,000   New York State Environmental Facilities Corporation,                   3/14 at 100.00        AA-          1,036,310
                 Infrastructure Revenue Bonds, Series 2003A,
                 5.000%, 3/15/21

        2,100   New York State Environmental Facilities Corporation,                  12/17 at 100.00        AAA          2,145,224
                 State Personal Income Tax Revenue Bonds, Series 2008A,
                 5.000%, 12/15/27 (UB)

          840   New York State Housing Finance Agency, State Personal Income           9/15 at 100.00        AAA            842,050
                 Tax Revenue Bonds, Economic Development and Housing,
                 Series 2006A, 5.000%, 3/15/36

        2,450   New York State Thruway Authority, Highway and Bridge Trust               No Opt. Call        AAA          2,749,782
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured (UB)

        1,000   New York State Thruway Authority, Highway and Bridge Trust            10/15 at 100.00        AAA          1,043,170
                 Fund Bonds, Second Generation, Series 2005B,
                 5.000%, 4/01/21 - AMBAC Insured

        1,175   New York State Thruway Authority, Highway and Bridge Trust            10/17 at 100.00         AA          1,196,350
                 Fund Bonds, Series 2007, 5.000%, 4/01/27

        1,620   New York State Thruway Authority, State Personal Income Tax            3/12 at 100.00        AAA          1,687,246
                 Revenue Bonds, Series 2002A, 5.125%, 3/15/21

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,800    5.250%, 6/01/20 - AMBAC Insured                                       6/13 at 100.00        AAA          1,852,308
        2,000    5.250%, 6/01/22 - AMBAC Insured                                       6/13 at 100.00        AAA          2,042,440

        1,000   New York State Tobacco Settlement Financing Corporation,               6/13 at 100.00        AA-          1,035,510
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

          600   New York State Urban Development Corporation, Special                    No Opt. Call        AA-            683,724
                 Project Revenue Bonds, University Facilities Grants,
                 Series 1995, 5.875%, 1/01/21

        1,230   Suffolk County Judicial Facilities Agency, New York, Service          10/09 at 101.00        AAA          1,273,874
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

           40   Triborough Bridge and Tunnel Authority, New York, Convention             No Opt. Call        AA-             42,146
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

------------------------------------------------------------------------------------------------------------------------------------
       30,925   Total Tax Obligation/Limited                                                                             31,926,112
------------------------------------------------------------------------------------------------------------------------------------


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.4% (8.3% OF TOTAL INVESTMENTS)

$         180   Albany Parking Authority, New York, Revenue Bonds,                     7/11 at 101.00       BBB+     $      183,168
                 Series 2001A, 5.625%, 7/15/25

        2,500   Metropolitan Transportation Authority, New York, Transportation       11/17 at 100.00          A          2,474,900
                 Revenue Bonds, Series 2007B, 5.000%, 11/15/33

          500   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00        AAA            530,585
                 Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 -
                 AMBAC Insured

        1,100   New York City Industrial Development Agency, New York,                12/08 at 102.00        BB+            848,298
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                 8/12 at 101.00          B          1,052,770
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

          165   New York State Thruway Authority, General Revenue Bonds,               1/15 at 100.00        AAA            165,644
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

          400   New York State Thruway Authority, General Revenue Bonds,               7/15 at 100.00        AAA            402,628
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

          500   Niagara Frontier Airport Authority, New York, Airport Revenue          4/09 at 101.00        AAA            502,255
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
        1,000    5.000%, 12/01/28 - XLCA Insured                                       6/15 at 101.00        AA-          1,009,450
          435    5.000%, 12/01/31 - XLCA Insured                                       6/15 at 101.00        AA-            435,922

          430   Port Authority of New York and New Jersey, One Hundred and             8/17 at 100.00        AAA            444,173
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

        2,500   Triborough Bridge and Tunnel Authority, New York, General             11/12 at 100.00        Aa2          2,576,875
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                         No Opt. Call        AAA            870,480
          800    5.250%, 11/15/22 - MBIA Insured                                      11/12 at 100.00        AAA            833,352

------------------------------------------------------------------------------------------------------------------------------------
       12,290   Total Transportation                                                                                     12,330,500
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 9.6% (9.5% OF TOTAL INVESTMENTS) (5)

                Albany Industrial Development Agency, New York,
                Revenue Bonds, Albany Law School, Series 2000A:
          600    5.700%, 10/01/20 (Pre-refunded 10/01/10) - RAAI Insured              10/10 at 100.00     AA (5)            647,994
          750    5.750%, 10/01/30 (Pre-refunded 10/01/10) - RAAI Insured              10/10 at 100.00     AA (5)            810,900

          220   Albany Parking Authority, New York, Revenue Bonds,                     7/11 at 101.00    N/R (5)            243,168
                 Series 2001A, 5.625%, 7/15/25 (Pre-refunded 7/15/11)

        2,980   Dormitory Authority of the State of New York, Judicial Facilities        No Opt. Call        AAA          3,486,749
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16 (ETM)

           25   Dormitory Authority of the State of New York, Suffolk County,            No Opt. Call   Baa1 (5)             32,656
                 Lease Revenue Bonds, Judicial Facilities, Series 1991A,
                 9.500%, 4/15/14 (ETM)

        3,125   East Rochester Housing Authority, New York, FHA-Insured                8/08 at 101.00    N/R (5)          3,192,344
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1998A, 5.250%, 8/01/38 (Pre-refunded 8/01/08)

          325   Erie County Tobacco Asset Securitization Corporation,                  7/10 at 101.00        AAA            352,859
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)

          960   Metropolitan Transportation Authority, New York, Commuter              5/08 at 102.00        AAA            974,054
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured (ETM)

          540   Monroe Tobacco Asset Securitization Corporation, New York,             6/10 at 101.00        AAA            575,089
                 Tobacco Settlement Asset-Backed Bonds, Series 2000,
                 6.150%, 6/01/25 (Pre-refunded 6/01/10)

          450   New York City Industrial Development Agency, New York,                 7/10 at 102.00    N/R (5)            495,653
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19
                 (Pre-refunded 7/01/10)


                                       21

NNY
Nuveen New York Municipal Value Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (5) (continued)

$         750   Niagara Falls City School District, Niagara County, New York,          6/09 at 101.00   BBB- (5)     $      798,465
                 Certificates of Participation, High School Facility, Series 2000,
                 6.625%, 6/15/28 (Pre-refunded 6/15/09)

        1,000   Niagara Falls, Niagara County, New York, General Obligation              No Opt. Call        AAA          1,151,610
                 Water Treatment Plant Bonds, Series 1994, 7.250%, 11/01/11 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)

        1,120   Yonkers Industrial Development Agency, New York, Revenue               2/11 at 100.00   BBB- (5)          1,242,998
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       12,845   Total U.S. Guaranteed                                                                                    14,004,539
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.1% (7.0% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        1,500    5.000%, 12/01/23 - FGIC Insured                                       6/16 at 100.00         A-          1,522,005
        1,500    5.000%, 12/01/24 - FGIC Insured                                       6/16 at 100.00         A-          1,513,920

          250   Long Island Power Authority, New York, Electric System General         6/16 at 100.00         A+            245,570
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35 -
                 CIFG Insured

        1,000   Nassau County Industrial Development Authority, New York,              6/13 at 100.00         A-            963,650
                 Keyspan Glenwood Energy Project, Series 2003,
                 5.250%, 6/01/27 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                10/08 at 102.00       BBB-            914,090
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration
                 Partners LP, Series 1997, 5.750%, 10/01/36
                 (Alternative Minimum Tax)

        1,500   New York State Energy Research and Development Authority,              3/11 at 100.00        AAA          1,511,520
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 2005A, 4.100%, 3/15/15 -
                 MBIA Insured

          500   Niagara County Industrial Development Agency, New York,               11/11 at 101.00       Baa2            494,650
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Mandatory put 11/15/12)
                 (Alternative Minimum Tax)

          250   Niagara County Industrial Development Agency, New York,               11/11 at 101.00       Baa2            247,915
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Mandatory put 11/15/14)
                 (Alternative Minimum Tax)

        1,500   Power Authority of the State of New York, General Revenue             11/10 at 100.00        Aa2          1,504,995
                 Bonds, Series 2000A, 5.250%, 11/15/40

           25   Power Authority of the State of New York, General Revenue             11/15 at 100.00        Aa2             26,409
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,000    5.300%, 1/01/13 (Alternative Minimum Tax)                             1/09 at 101.00        N/R            947,620
          575    5.500%, 1/01/23 (Alternative Minimum Tax)                             1/09 at 101.00        N/R            508,795

------------------------------------------------------------------------------------------------------------------------------------
       10,600   Total Utilities                                                                                          10,401,139
------------------------------------------------------------------------------------------------------------------------------------


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 1.9% (1.9% OF TOTAL INVESTMENTS)

$         415   New York City Municipal Water Finance Authority, New York,             6/10 at 101.00        AAA     $      448,582
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,500   New York City Municipal Water Finance Authority, New York,             6/11 at 101.00        AA+          1,625,055
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

          740   New York City Municipal Water Finance Authority, New York,             6/12 at 100.00        AA+            783,830
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

------------------------------------------------------------------------------------------------------------------------------------
        2,655   Total Water and Sewer                                                                                     2,857,467
------------------------------------------------------------------------------------------------------------------------------------
$     145,730   Total Investments (cost $147,223,960) - 100.7%                                                          147,860,928
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.3)%                                                                       (3,412,500)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      2,342,184
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 146,790,612
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors/Trustees.

               (5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NNP
Nuveen New York Performance Plus Municipal Fund, Inc.
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         685   New York City Industrial Development Agency, New York,                 9/15 at 100.00       Baa3     $      584,339
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.5% (1.6% OF TOTAL INVESTMENTS)

          615   New York Counties Tobacco Trust II, Tobacco Settlement                 6/11 at 101.00        BBB            580,462
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement                6/13 at 100.00        BBB            993,330
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          570   Rensselaer Tobacco Asset Securitization Corporation, New York,         6/12 at 100.00        BBB            531,970
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
        2,855    4.750%, 6/01/22                                                       6/16 at 100.00        BBB          2,686,155
          930    5.000%, 6/01/26                                                       6/16 at 100.00        BBB            863,412

------------------------------------------------------------------------------------------------------------------------------------
        5,970   Total Consumer Staples                                                                                    5,655,329
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 23.3% (14.9% OF TOTAL INVESTMENTS)

          655   Albany Industrial Development Agency, New York, Revenue Bonds,         7/17 at 100.00        BBB            584,293
                 Albany Law School, Series 2007A, 5.000%, 7/01/31

          275   Albany Industrial Development Agency, New York, Revenue                4/17 at 100.00        N/R            222,225
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/37

        1,285   Cattaraugus County Industrial Development Agency, New York,            9/08 at 101.00       BBB-          1,301,718
                 Revenue Bonds, St. Bonaventure University, Series 1998B,
                 5.000%, 9/15/13

           90   Cattaraugus County Industrial Development Agency, New York,            5/16 at 100.00       BBB-             84,066
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

        1,000   Dormitory Authority of the State of New York, Consolidated               No Opt. Call        AAA          1,099,300
                 Revenue Bonds, City University System, Series 1993B,
                 6.000%, 7/01/14 - FSA Insured

        2,815   Dormitory Authority of the State of New York, General                  7/17 at 100.00         AA          2,609,055
                 Revenue Bonds, Manhattan College, Series 2007A,
                 5.000%, 7/01/41 - RAAI Insured

        2,120   Dormitory Authority of the State of New York, General                    No Opt. Call        AAA          2,335,689
                 Revenue Bonds, New York University, Series 2001-1,
                 5.500%, 7/01/20 - AMBAC Insured

        1,215   Dormitory Authority of the State of New York, Lease Revenue            7/15 at 100.00        AAA          1,222,983
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

          730   Dormitory Authority of the State of New York, Revenue Bonds,             No Opt. Call        AA-            815,103
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

          230   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00        AAA            240,881
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20 -
                 FSA Insured

        8,345   Dormitory Authority of the State of New York, Revenue Bonds,           7/09 at 101.00         AA          8,595,850
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,250    6.000%, 7/01/20 - RAAI Insured                                        7/09 at 102.00         AA          1,298,738
        1,000    6.000%, 7/01/24 - RAAI Insured                                        7/09 at 102.00         AA          1,019,540
        3,810    6.000%, 7/01/28 - RAAI Insured                                        7/09 at 102.00         AA          3,844,214

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,             No Opt. Call        AA-          2,843,525
                 State University Educational Facilities, Series 1993A,
                 5.875%, 5/15/17


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Dormitory Authority of the State of New York, Third General
                Resolution Consolidated Revenue Bonds, City University
                System, Series 1998-2:
$       1,490    5.000%, 7/01/17 - FSA Insured                                         7/08 at 101.00        AAA     $    1,513,572
          475    5.000%, 7/01/18 - FSA Insured                                         7/08 at 101.00        AAA            481,379

        2,800   Dutchess County Industrial Development Agency, New York,               8/17 at 100.00         A3          2,488,164
                 Civic Facility Revenue Bonds, Bard College Project,
                 Series 2007-A2, 4.500%, 8/01/36

          635   Hempstead Town Industrial Development Agency, New York,               10/15 at 100.00         A-            619,525
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

                Monroe County Industrial Development Agency, New York,
                Civic Facility Revenue Bonds, St. John Fisher College,
                Series 1999:
        1,000    5.375%, 6/01/17 - RAAI Insured                                        6/09 at 102.00         AA          1,023,770
        2,365    5.375%, 6/01/24 - RAAI Insured                                        6/09 at 102.00         AA          2,380,869

        3,950   New York City Industrial Development Agency, New York,                 4/08 at 100.00        AAA          3,204,519
                 Civic Facility Revenue Bonds, Horace Mann School,
                 Series 2002, 4.644%, 7/01/41 - MBIA Insured (4)

          580   New York City Industrial Development Agency, New York,                10/14 at 100.00         A-            548,286
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

          850   New York City Industrial Development Agency, New York,                 2/11 at 100.00         A-            862,079
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        2,300   New York City Industrial Development Agency, New York,                 1/17 at 100.00        AAA          2,155,031
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 4.750%, 1/01/42 - AMBAC Insured

        3,855   New York City Industrial Development Authority, New York,              9/16 at 100.00         A3          3,429,601
                 PILOT Revenue Bonds, Yankee Stadium Project, Series 2006,
                 4.500%, 3/01/39 - FGIC Insured

        5,000   New York State Dormitory Authority, Revenue Bonds,                     7/17 at 100.00        Aaa          5,021,700
                 New York University, Series 2007, 5.000%, 7/01/32 -
                 AMBAC Insured

          420   Seneca County Industrial Development Authority, New York,             10/17 at 100.00        BBB            392,503
                 Revenue Bonds, New York Chiropractic College, Series 2007,
                 5.000%, 10/01/27

------------------------------------------------------------------------------------------------------------------------------------
       53,040   Total Education and Civic Organizations                                                                  52,238,178
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 1.3% (0.8% OF TOTAL INVESTMENTS)

        1,000   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-          1,013,150
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35

        1,740   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-          1,826,426
                 Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37

------------------------------------------------------------------------------------------------------------------------------------
        2,740   Total Financials                                                                                          2,839,576
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 19.5% (12.4% OF TOTAL INVESTMENTS)

           50   Dormitory Authority of the State of New York, FHA-Insured              8/08 at 101.00        AAA             49,006
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

          800   Dormitory Authority of the State of New York, FHA-Insured              8/08 at 102.00         AA            816,992
                 Mortgage Hospital Revenue Bonds, St. James Mercy Hospital,
                 Series 1998, 5.250%, 2/01/18

        1,235   Dormitory Authority of the State of New York, FHA-Insured              2/15 at 100.00         A3          1,223,724
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        1,700   Dormitory Authority of the State of New York, FHA-Insured              2/15 at 100.00         A3          1,731,399
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        4,500   Dormitory Authority of the State of New York, FHA-Insured              8/15 at 100.00         AA          4,406,535
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

        3,750   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00       Baa1          3,891,750
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        8,000   Dormitory Authority of the State of New York, Revenue Bonds,           7/09 at 101.00        AAA          8,234,319
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured


                                       25

NNP
Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       1,200   Dormitory Authority of the State of New York, Revenue Bonds,           7/11 at 101.00        Ba2     $    1,120,716
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        5,600   Dormitory Authority of the State of New York, Revenue Bonds,           7/16 at 100.00         AA          5,566,568
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35

        3,400   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00       Baa1          3,512,404
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        2,925   Dormitory Authority of the State of New York, Revenue Bonds,           8/14 at 100.00        AAA          3,213,756
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,800   Dormitory Authority of the State of New York, Revenue Bonds,          11/16 at 100.00         A3          1,669,050
                 North Shore Long Island Jewish Obligated Group, Series 2005A,
                 5.000%, 11/01/34

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00       Baa1          1,261,213
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          900   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00       Baa1            875,268
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

                Madison County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Oneida Health System, Series 2007A:
          710    5.250%, 2/01/27                                                         No Opt. Call       BBB-            654,854
          625    5.500%, 2/01/32                                                         No Opt. Call       BBB-            575,213

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,000    5.250%, 2/15/21 - AMBAC Insured                                       2/13 at 100.00        AAA          1,039,080
        1,250    5.250%, 2/15/22 - AMBAC Insured                                       2/13 at 100.00        AAA          1,298,850

          735   New York City Industrial Development Agency, New York,                 7/12 at 100.00         B2            708,628
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2001B, 6.375%, 7/01/31

          735   New York City Industrial Development Agency, New York,                 7/12 at 101.00         B2            714,141
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

        1,100   Yonkers Industrial Development Agency, New York, Revenue               7/11 at 101.00         B-          1,110,219
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       43,265   Total Health Care                                                                                        43,673,685
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.2% (4.0% OF TOTAL INVESTMENTS)

        4,530   New York City Housing Development Corporation, New York,               7/15 at 100.00        AA+          4,592,876
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,610    5.500%, 11/01/31                                                      5/11 at 101.00         AA          1,618,082
        2,000    5.600%, 11/01/42                                                      5/11 at 101.00         AA          2,008,560

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          910    5.375%, 11/01/23 (Alternative Minimum Tax)                            5/12 at 100.00         AA            911,802
          450    5.500%, 11/01/34 (Alternative Minimum Tax)                            5/12 at 100.00         AA            438,935

        1,500   New York City Housing Development Corporation, New York,               5/14 at 100.00         AA          1,504,575
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

        1,160   New York City Housing Development Corporation, New York,              11/15 at 100.00         AA          1,063,302
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          690   New York State Housing Finance Agency, Affordable Housing             11/17 at 100.00        Aa2            638,699
                 Revenue, Series 2007A, 5.250%, 11/01/38
                 (Alternative Minimum Tax)

        1,100   New York State Housing Finance Agency, Secured Mortgage                8/09 at 101.00        Aa1          1,118,568
                 Program Multifamily Housing Revenue Bonds, Series 1999I,
                 6.200%, 2/15/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,950   Total Housing/Multifamily                                                                                13,895,399
------------------------------------------------------------------------------------------------------------------------------------


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.5% (3.5% OF TOTAL INVESTMENTS)

$         835   New York State Mortgage Agency, Homeowner Mortgage                     4/17 at 100.00        Aa1     $      765,703
                 Revenue Bonds, 2007 Series 145, 5.125%, 10/01/37 (
                 Alternative Minimum Tax)

        2,295   New York State Mortgage Agency, Homeowner Mortgage                     4/15 at 100.00        Aa1          2,059,326
                 Revenue Bonds, Series 130, 4.650%, 4/01/27
                 (Alternative Minimum Tax)

          880   New York State Mortgage Agency, Homeowner Mortgage                    10/17 at 100.00        Aa1            840,154
                 Revenue Bonds, Series 148, 2007, 5.200%, 10/01/32
                 (Alternative Minimum Tax)

        1,250   New York State Mortgage Agency, Homeowner Mortgage                     9/08 at 101.00        Aa1          1,265,300
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)

          310   New York State Mortgage Agency, Homeowner Mortgage                    10/09 at 100.00        Aa1            324,121
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)

        5,595   New York State Mortgage Agency, Homeowner Mortgage                     4/11 at 100.00        Aa1          5,523,160
                 Revenue Bonds, Series 97, 5.500%, 4/01/31
                 (Alternative Minimum Tax)

        1,660   New York State Mortgage Agency, Mortgage Revenue Bonds,                4/13 at 101.00        Aaa          1,581,532
                 Thirty-Third Series A, 4.750%, 4/01/23
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       12,825   Total Housing/Single Family                                                                              12,359,296
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 7.7% (4.9% OF TOTAL INVESTMENTS)

        2,755   Dormitory Authority of the State of New York, FHA-Insured              8/08 at 101.00         AA          2,788,115
                 Mortgage Nursing Home Revenue Bonds, Hebrew Home
                 for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

        1,100   Dormitory Authority of the State of New York, GNMA                     2/17 at 103.00         AA          1,106,710
                 Collateralized Revenue Bonds, Cabrini of Westchester Project,
                 Series 2006, 5.200%, 2/15/41

          645   Dormitory Authority of the State of New York, Non-State               11/16 at 100.00        Aa3            646,309
                 Supported Debt, Ozanam Hall of Queens Nursing Home
                 Revenue Bonds, Series 2006, 5.000%, 11/01/31

        1,375   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 102.00       BBB-          1,377,351
                 Miriam Osborn Memorial Home Association, Series 2000B,
                 6.375%, 7/01/29 - ACA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Providence Rest, Series 2005:
           50    5.125%, 7/01/30 - ACA Insured                                         7/15 at 100.00        N/R             41,430
          425    5.000%, 7/01/35 - ACA Insured                                         7/15 at 100.00        N/R            336,575

        1,350   New York City Industrial Development Agency, New York,                 7/11 at 101.00        N/R          1,403,447
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

                New York City Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Special Needs Facilities Pooled Program,
                Series 2008A-1:
        1,965    5.500%, 7/01/18                                                       7/16 at 101.00        N/R          1,876,929
          755    5.800%, 7/01/23                                                       7/16 at 101.00        N/R            717,197

          470   New York State Medical Care Facilities Finance Agency,                 8/08 at 100.00        AA+            471,260
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, Series 1995C, 6.100%, 8/15/15

        2,755   Oswego County Industrial Development Agency, New York,                 2/09 at 101.00        AAA          2,768,913
                 FHA-Insured Mortgage Assisted Civic Facility Revenue Bonds,
                 Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49

          340   Suffolk County Industrial Development Agency, New York,                7/16 at 101.00        N/R            322,976
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2008-B1, 5.800%, 7/01/23

        3,280   Syracuse Housing Authority, New York, FHA-Insured Mortgage             8/08 at 102.00        AAA          3,353,078
                 Revenue Bonds, Loretto Rest Residential Healthcare Facility,
                 Series 1997A, 5.600%, 8/01/17

------------------------------------------------------------------------------------------------------------------------------------
       17,265   Total Long-Term Care                                                                                     17,210,290
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 0.2% (0.1% OF TOTAL INVESTMENTS)

          575   Jefferson County Industrial Development Agency, New York,             12/13 at 100.00        BBB            520,921
                 Solid Waste Disposal Revenue Bonds, International Paper
                 Company Project, Series 2003A, 5.200%, 12/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       27

NNP
Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.6% (7.4% OF TOTAL INVESTMENTS)

$       1,800   New York City, New York, General Obligation Bonds, Fiscal              8/14 at 100.00         AA     $    1,959,678
                 Series 2004C, 5.250%, 8/15/16

        2,500   New York City, New York, General Obligation Bonds, Fiscal             11/14 at 100.00        AAA          2,669,750
                 Series 2004E, 5.000%, 11/01/19 - FSA Insured

        3,000   New York City, New York, General Obligation Bonds, Fiscal              9/15 at 100.00         AA          3,119,880
                 Series 2005F-1, 5.000%, 9/01/19 - XLCA Insured

        6,400   New York City, New York, General Obligation Bonds, Fiscal              6/16 at 100.00         AA          6,467,968
                 Series 2006J-1, 5.000%, 6/01/25

       10,000   New York City, New York, General Obligation Bonds, Series D,          12/17 at 100.00         AA         10,178,595
                 5.125%, 12/01/26

                Oneida County, New York, General Obligation Public Improvement
                Bonds, Series 2000:
          200    5.375%, 4/15/18 - MBIA Insured                                        4/09 at 102.00        AAA            207,074
          200    5.375%, 4/15/19 - MBIA Insured                                        4/09 at 102.00        AAA            207,074

                United Nations Development Corporation, New York, Senior Lien
                Revenue Bonds, Series 2004A:
          750    5.250%, 7/01/23                                                       5/08 at 100.00         A3            751,005
          500    5.250%, 7/01/24                                                       5/08 at 100.00         A3            500,670

------------------------------------------------------------------------------------------------------------------------------------
       25,350   Total Tax Obligation/General                                                                             26,061,694
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 35.5% (22.6% OF TOTAL INVESTMENTS)

        2,400   Battery Park City Authority, New York, Senior Revenue Bonds,          11/13 at 100.00        AAA          2,452,632
                 Series 2003A, 5.000%, 11/01/23

          250   Dormitory Authority of the State of New York, Department of            7/15 at 100.00        AA-            251,340
                 Health Revenue Bonds, Series 2005A, 5.000%, 7/01/25 -
                 CIFG Insured

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Nassau County Board of Cooperative Educational
                Services, Series 2001A:
        1,265    5.250%, 8/15/17 - FSA Insured                                         8/11 at 100.00        AAA          1,350,780
        1,385    5.250%, 8/15/18 - FSA Insured                                         8/11 at 100.00        AAA          1,445,040

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,           2/15 at 100.00        AA-          1,013,870
                 Mental Health Services Facilities Improvements,
                 Series 2005D-1, 5.000%, 8/15/23 - FGIC Insured

          690   Dormitory Authority of the State of New York, State Personal           3/15 at 100.00        AAA            728,350
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 2002A:
        5,000    5.250%, 11/15/25 - FSA Insured                                       11/12 at 100.00        AAA          5,169,200
        2,500    5.000%, 11/15/30                                                     11/12 at 100.00         AA          2,502,925

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,175    5.750%, 7/01/18                                                         No Opt. Call        AA-          2,487,417
        2,000    5.125%, 1/01/29                                                       7/12 at 100.00        AA-          2,003,240
        1,300    5.000%, 7/01/30 - AMBAC Insured                                       7/12 at 100.00        AAA          1,307,813

        1,680   Monroe Newpower Corporation, New York, Power Facilities                1/13 at 102.00        BBB          1,496,981
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        2,670    5.000%, 10/15/25 - MBIA Insured                                      10/14 at 100.00        AAA          2,728,153
        2,125    5.000%, 10/15/26 - MBIA Insured                                      10/14 at 100.00        AAA          2,162,889
        2,475    5.000%, 10/15/29 - AMBAC Insured                                     10/14 at 100.00        AAA          2,494,157

        3,100   New York City Transitional Finance Authority, New York,                1/17 at 100.00        AA-          3,117,298
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/28 - FGIC Insured

        2,665   New York City Transitional Finance Authority, New York,                2/13 at 100.00        AAA          2,732,958
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        3,640   New York City Transitional Finance Authority, New York,               11/17 at 100.00        AAA          3,712,072
                 Future Tax Secured Bonds, Fiscal Series 2007C-1,
                 5.000%, 11/01/27

        1,000   New York State Environmental Facilities Corporation,                   3/14 at 100.00        AA-          1,036,310
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       5,000   New York State Environmental Facilities Corporation, State            12/17 at 100.00        AAA     $    5,107,675
                 Personal Income Tax Revenue Bonds, Series 2008A,
                 5.000%, 12/15/27 (UB)

        2,030   New York State Housing Finance Agency, State Personal Income           9/15 at 100.00        AAA          2,034,953
                 Tax Revenue Bonds, Economic Development and Housing,
                 Series 2006A, 5.000%, 3/15/36

        5,600   New York State Thruway Authority, Highway and Bridge Trust               No Opt. Call        AAA          6,285,216
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured (UB)

        1,000   New York State Thruway Authority, Highway and Bridge Trust            10/15 at 100.00        AAA          1,043,170
                 Fund Bonds, Second Generation, Series 2005B,
                 5.000%, 4/01/21 - AMBAC Insured

        2,800   New York State Thruway Authority, Highway and Bridge Trust            10/17 at 100.00         AA          2,850,876
                 Fund Bonds, Series 2007, 5.000%, 4/01/27

        6,500   New York State Thruway Authority, State Personal Income Tax            3/12 at 100.00        AAA          6,769,815
                 Revenue Bonds, Series 2002A, 5.125%, 3/15/21

        6,700   New York State Tobacco Settlement Financing Corporation,               6/13 at 100.00        AAA          6,894,701
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

        3,000   New York State Tobacco Settlement Financing Corporation,               6/13 at 100.00        AA-          3,106,530
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        3,595   New York State Urban Development Corporation, Service                    No Opt. Call        AA-          3,802,539
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        1,300   New York State Urban Development Corporation, State                    3/15 at 100.00        AAA          1,308,320
                 Personal Income Tax Revenue Bonds, Series 2005B,
                 5.000%, 3/15/30 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       76,845   Total Tax Obligation/Limited                                                                             79,397,220
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.3% (6.6% OF TOTAL INVESTMENTS)

          955   Albany Parking Authority, New York, Revenue Bonds,                    10/11 at 101.00       BBB+          1,015,748
                 Series 2001B, 5.250%, 10/15/12

        1,500   Metropolitan Transportation Authority, New York, Transportation          No Opt. Call          A          1,607,625
                 Revenue Bonds, Series 2003A, 5.000%, 11/15/15 -
                 FGIC Insured

        1,900   New York City Industrial Development Agency, New York,                12/08 at 102.00        BB+          1,465,242
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

          215   New York State Thruway Authority, General Revenue Bonds,               1/15 at 100.00        AAA            215,839
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        1,100   New York State Thruway Authority, General Revenue Bonds,               7/15 at 100.00        AAA          1,107,227
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

        1,000   Niagara Frontier Airport Authority, New York, Airport Revenue          4/09 at 101.00        AAA          1,004,510
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Fortieth Series 2005:
        2,300    5.000%, 12/01/28 - XLCA Insured                                       6/15 at 101.00        AA-          2,321,735
        1,080    5.000%, 12/01/31 - XLCA Insured                                       6/15 at 101.00        AA-          1,082,290

        1,025   Port Authority of New York and New Jersey, One Hundred and             8/17 at 100.00        AAA          1,058,784
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

        2,040   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,         6/08 at 100.00       CCC+          1,708,480
                 American Airlines Inc., Series 1996A, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

        2,000   Triborough Bridge and Tunnel Authority, New York, General              1/12 at 100.00        Aa2          2,070,300
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19

        5,750   Triborough Bridge and Tunnel Authority, New York, General             11/12 at 100.00        Aa2          5,926,813
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

        2,400   Triborough Bridge and Tunnel Authority, New York, Subordinate         11/12 at 100.00        AAA          2,500,056
                 Lien General Purpose Revenue Refunding Bonds, Series 2002E,
                 5.250%, 11/15/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,265   Total Transportation                                                                                     23,084,649
------------------------------------------------------------------------------------------------------------------------------------


                                       29

NNP
Nuveen New York Performance Plus Municipal Fund, Inc. (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 17.7% (11.3% OF TOTAL INVESTMENTS) (5)

$       1,500   Albany Industrial Development Agency, New York, Revenue               12/09 at 101.00     AA (5)     $    1,628,625
                 Bonds, Albany Law School, Series 1999A, 6.750%, 12/01/29
                 (Pre-refunded 12/01/09) - RAAI Insured

        1,520   Dormitory Authority of the State of New York, FHA-Insured              2/13 at 102.00        Aaa          1,700,059
                 Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
                 Geriatric Center Inc., Series 2002, 5.200%, 2/01/32
                 (Pre-refunded 2/01/13)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
           25    5.875%, 2/15/18 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        Aaa             27,040
           10    5.875%, 2/15/18 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        AAA             10,809
          155    5.875%, 2/15/18 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        AAA            167,646
           20    5.875%, 2/15/19 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        Aaa             21,632
           10    5.875%, 2/15/19 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        AAA             10,809
          155    5.875%, 2/15/19 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        AAA            167,646
           25    5.875%, 8/15/19 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        Aaa             27,040
           15    5.875%, 8/15/19 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        AAA             16,213
          180    5.875%, 8/15/19 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        AAA            194,686

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,           7/12 at 100.00        AAA          1,101,820
                 Columbia University, Series 2002B, 5.375%, 7/01/19
                 (Pre-refunded 7/01/12)

          350   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00        AAA            376,901
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20
                 (Pre-refunded 7/01/10) - FSA Insured

          815   Erie County Tobacco Asset Securitization Corporation,                  7/10 at 101.00        AAA            884,862
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)

        5,000   Metropolitan Transportation Authority, New York, Dedicated            10/15 at 100.00        AAA          5,392,300
                 Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18
                 (Pre-refunded 10/01/15) - FGIC Insured

          595   Monroe Tobacco Asset Securitization Corporation, New York,             6/10 at 101.00        AAA            633,663
                 Tobacco Settlement Asset-Backed Bonds, Series 2000,
                 6.150%, 6/01/25 (Pre-refunded 6/01/10)

        2,500   Nassau County Tobacco Settlement Corporation, New York,                7/09 at 101.00        AAA          2,671,875
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27 (Pre-refunded 7/15/09)

        1,150   New York City Industrial Development Agency, New York,                 7/10 at 102.00    N/R (5)          1,266,668
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2000, 8.125%, 7/01/19
                 (Pre-refunded 7/01/10)

        1,000   New York City Trust for Cultural Resources, New York,                  7/09 at 101.00        AAA          1,059,060
                 Revenue Bonds, American Museum of Natural History,
                 Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) -
                 AMBAC Insured

        2,950   New York State Urban Development Corporation, State                    3/13 at 100.00        AAA          3,230,162
                 Personal Income Tax Revenue Bonds, Series 2003B,
                 5.000%, 3/15/22 (Pre-refunded 3/15/13)

        2,095   Niagara Falls, Niagara County, New York, General Obligation              No Opt. Call        AAA          2,282,901
                 Water Treatment Plant Bonds, Series 1994, 8.000%, 11/01/09 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)

        1,600   Triborough Bridge and Tunnel Authority, New York, General                No Opt. Call        AAA          1,694,624
                 Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20 (ETM)

        7,500   Triborough Bridge and Tunnel Authority, New York, General              1/22 at 100.00        AAA          8,262,224
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded 1/01/22)

        3,480   Virgin Islands Public Finance Authority, Gross Receipts Taxes         10/10 at 101.00   BBB+ (5)          3,859,250
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

        2,520   Yonkers Industrial Development Agency, New York, Revenue               2/11 at 100.00   BBB- (5)          2,796,746
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26
                 (Pre-refunded 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       36,170   Total U.S. Guaranteed                                                                                    39,485,261
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.5% (6.0% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        3,100    5.000%, 12/01/23 - FGIC Insured                                       6/16 at 100.00         A-          3,145,477
        3,100    5.000%, 12/01/24 - FGIC Insured                                       6/16 at 100.00         A-          3,128,768

        2,300   Nassau County Industrial Development Authority, New York,              6/13 at 100.00         A-          2,216,395
                 Keyspan Glenwood Energy Project, Series 2003,
                 5.250%, 6/01/27 (Alternative Minimum Tax)


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       2,500   New York City Industrial Development Agency, New York,                10/08 at 102.00       BBB-     $    2,285,225
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP,
                 Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        2,000   Niagara County Industrial Development Agency, New York,               11/11 at 101.00       Baa2          1,963,860
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

        4,000   Power Authority of the State of New York, General Revenue             11/10 at 100.00        Aa2          4,013,320
                 Bonds, Series 2000A, 5.250%, 11/15/40

          820   Power Authority of the State of New York, General Revenue             11/15 at 100.00        Aa2            866,207
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

        4,000   Suffolk County Industrial Development Agency, New York,                1/09 at 101.00        N/R          3,539,440
                 Revenue Bonds, Nissequogue Cogeneration Partners Facility,
                 Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       21,820   Total Utilities                                                                                          21,158,692
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 5.8% (3.7% OF TOTAL INVESTMENTS)

        2,495   New York City Municipal Water Finance Authority, New York,             6/10 at 101.00        AAA          2,696,895
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority, New York,             6/11 at 101.00        AA+          2,166,740
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        2,225   New York City Municipal Water Finance Authority, New York,             6/12 at 100.00        AA+          2,356,787
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, Pooled
                Loan Issue, Series 2002F:
        1,345    5.250%, 11/15/19                                                     11/12 at 100.00        AAA          1,425,431
        4,060    5.250%, 11/15/20                                                     11/12 at 100.00        AAA          4,302,788

------------------------------------------------------------------------------------------------------------------------------------
       12,125   Total Water and Sewer                                                                                    12,948,641
------------------------------------------------------------------------------------------------------------------------------------
$     345,890   Total Investments (cost $348,837,816) - 156.9%                                                          351,113,170
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.6)%                                                                       (7,950,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      4,954,427
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (55.5)% (6)                                                   (124,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  223,817,597
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors/Trustees.

               (5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (6) Preferred Shares, at Liquidation Value as a percentage of total investments is (35.4)%.

               N/R  Not rated.

             (ETM)  Escrowed to maturity.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NAN
Nuveen New York Dividend Advantage Municipal Fund
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.7% (1.8% OF TOTAL INVESTMENTS)

$         500   New York City Industrial Development Agency, New York,                 9/15 at 100.00       Baa3     $      426,525
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35

        3,600   Seneca Nation of Indians Capital Improvements Authority,               6/17 at 100.00         BB          3,175,560
                 New York, Special Obligation Bonds, Series 2007A,
                 5.000%, 12/01/23

------------------------------------------------------------------------------------------------------------------------------------
        4,100   Total Consumer Discretionary                                                                              3,602,085
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.6% (1.7% OF TOTAL INVESTMENTS)

          400   New York Counties Tobacco Trust II, Tobacco Settlement                 6/11 at 101.00        BBB            377,536
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          870   Puerto Rico, The Children's Trust Fund, Tobacco Settlement             5/12 at 100.00        BBB            830,189
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          325   Rensselaer Tobacco Asset Securitization Corporation,                   6/12 at 100.00        BBB            303,316
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
          960    4.750%, 6/01/22                                                       6/16 at 100.00        BBB            903,226
        1,125    5.000%, 6/01/26                                                       6/16 at 100.00        BBB          1,044,450

------------------------------------------------------------------------------------------------------------------------------------
        3,680   Total Consumer Staples                                                                                    3,458,717
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 21.9% (14.2% OF TOTAL INVESTMENTS)

          380   Albany Industrial Development Agency, New York, Revenue                7/17 at 100.00        BBB            338,979
                 Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31

          160   Albany Industrial Development Agency, New York, Revenue                4/17 at 100.00        N/R            129,294
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/37

          120   Cattaraugus County Industrial Development Agency, New York,            5/16 at 100.00       BBB-            112,088
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

        1,635   Dormitory Authority of the State of New York, General Revenue          7/17 at 100.00         AA          1,515,383
                 Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 -
                 RAAI Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue              No Opt. Call        AA-          1,065,180
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          705   Dormitory Authority of the State of New York, Lease Revenue            7/15 at 100.00        AAA            709,632
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

          845   Dormitory Authority of the State of New York, Revenue Bonds,             No Opt. Call        AA-            943,510
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

          195   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00        AAA            204,225
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20 -
                 FSA Insured

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,           7/09 at 101.00         AA          1,287,575
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,750    6.000%, 7/01/20 - RAAI Insured                                        7/09 at 102.00         AA          1,818,233
          750    6.000%, 7/01/28 - RAAI Insured                                        7/09 at 102.00         AA            756,735

        1,630   Dutchess County Industrial Development Agency, New York,               8/17 at 100.00         A3          1,448,467
                 Civic Facility Revenue Bonds, Bard College Project,
                 Series 2007-A2, 4.500%, 8/01/36


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$         370   Hempstead Town Industrial Development Agency, New York,               10/15 at 100.00         A-     $      360,983
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

                Kenmore Housing Authority, New York, Revenue Bonds, State
                University of New York at Buffalo Student Apartment Project,
                Series 1999A:
        3,050    5.500%, 8/01/19 - RAAI Insured                                        8/09 at 102.00         AA          3,114,813
        2,750    5.500%, 8/01/24 - RAAI Insured                                        8/09 at 102.00         AA          2,782,285

        3,070   Monroe County Industrial Development Agency, New York,                 6/09 at 102.00         AA          3,090,600
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 1999, 5.375%, 6/01/24 - RAAI Insured

        2,300   New York City Industrial Development Agency, New York,                 4/08 at 100.00        AAA          1,865,923
                 Civic Facility Revenue Bonds, Horace Mann School,
                 Series 2002, 4.644%, 7/01/41 - MBIA Insured (4)

          330   New York City Industrial Development Agency, New York,                10/14 at 100.00         A-            311,956
                 Civic Facility Revenue Bonds, St. Francis College,
                 Series 2004, 5.000%, 10/01/34

        1,800   New York City Industrial Development Agency, New York,                 2/11 at 100.00         A-          1,825,578
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        1,630   New York City Industrial Development Agency, New York,                 1/17 at 100.00        AAA          1,527,261
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 4.750%, 1/01/42 - AMBAC Insured

        2,240   New York City Industrial Development Authority, New York,              9/16 at 100.00         A3          1,992,816
                 PILOT Revenue Bonds, Yankee Stadium Project, Series 2006,
                 4.500%, 3/01/39 - FGIC Insured

        1,500   Niagara County Industrial Development Agency, New York,               11/11 at 101.00         AA          1,516,185
                 Civic Facility Revenue Bonds, Niagara University, Series 2001A,
                 5.350%, 11/01/23 - RAAI Insured

          245   Seneca County Industrial Development Authority, New York,             10/17 at 100.00        BBB            228,960
                 Revenue Bonds, New York Chiropractic College, Series 2007,
                 5.000%, 10/01/27

------------------------------------------------------------------------------------------------------------------------------------
       29,705   Total Education and Civic Organizations                                                                  28,946,661
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 2.2% (1.4% OF TOTAL INVESTMENTS)

        1,100   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-          1,114,465
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35

        1,740   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-          1,826,426
                 Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37

------------------------------------------------------------------------------------------------------------------------------------
        2,840   Total Financials                                                                                          2,940,891
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 34.5% (22.4% OF TOTAL INVESTMENTS)

                Albany Industrial Development Agency, New York, Revenue
                Bonds, Albany Medical Center, Series 1999:
        1,120    6.000%, 5/01/19                                                       5/09 at 101.00        N/R          1,105,250
        1,460    6.000%, 5/01/29                                                       5/09 at 101.00        N/R          1,363,290

        2,205   Dormitory Authority of the State of New York, FHA-Insured              2/09 at 101.00        AAA          2,252,694
                 Mortgage Hospital Revenue Bonds, Memorial Hospital of
                 William F. and Gertrude F. Jones Inc., Series 1999,
                 5.250%, 8/01/19 - MBIA Insured

        4,825   Dormitory Authority of the State of New York, FHA-Insured              8/09 at 101.00        AAA          4,875,806
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.450%, 8/01/29 - AMBAC Insured

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Victory Memorial Hospital,
                Series 1999:
        1,710    5.250%, 8/01/15 - MBIA Insured                                        8/09 at 101.00        AAA          1,761,386
        2,000    5.375%, 8/01/25 - MBIA Insured                                        8/09 at 101.00        AAA          2,033,420

          625   Dormitory Authority of the State of New York, FHA-Insured              2/15 at 100.00         A3            619,294
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        2,600   Dormitory Authority of the State of New York, FHA-Insured              8/15 at 100.00         AA          2,545,998
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31


                                       33

NAN
Nuveen New York Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, Franciscan Health Partnership Obligated Group - Frances
                Shervier Home and Hospital, Series 1997:
$       2,000    5.500%, 7/01/17 - RAAI Insured                                        7/08 at 101.00         AA     $    2,044,320
        2,000    5.500%, 7/01/27 - RAAI Insured                                        7/08 at 101.00         AA          2,005,080

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00       Baa1          2,075,600
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

                Dormitory Authority of the State of New York, Revenue Bonds,
                Lenox Hill Hospital Obligated Group, Series 2001:
          165    5.375%, 7/01/20                                                       7/11 at 101.00        Ba2            161,083
          500    5.500%, 7/01/30                                                       7/11 at 101.00        Ba2            466,965

        3,150   Dormitory Authority of the State of New York, Revenue Bonds,           7/16 at 100.00         AA          3,131,195
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35

        1,575   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00       Baa1          1,627,070
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

          250   Dormitory Authority of the State of New York, Revenue Bonds,           7/08 at 100.00       Baa1            249,985
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        1,415   Dormitory Authority of the State of New York, Revenue Bonds,           8/14 at 100.00        AAA          1,554,689
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          11/16 at 100.00         A3            927,250
                 North Shore Long Island Jewish Obligated Group,
                 Series 2005A, 5.000%, 11/01/34

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,           7/17 at 100.00         BB          1,874,000
                 NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37

          500   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00       Baa1            504,485
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          600   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00       Baa1            583,512
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          420   Livingston County Industrial Development Agency, New York,             7/10 at 100.00         BB            399,924
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

                Madison County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Oneida Health System, Series 2007A:
          410    5.250%, 2/01/27                                                         No Opt. Call       BBB-            378,155
          360    5.500%, 2/01/32                                                         No Opt. Call       BBB-            331,322

        1,750   New York City Health and Hospitals Corporation, New York,              2/13 at 100.00        AAA          1,818,390
                 Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 -
                 AMBAC Insured

          575   New York City Industrial Development Agency, New York,                 7/12 at 100.00         B2            554,369
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2001B, 6.375%, 7/01/31

          100   New York City Industrial Development Agency, New York,                 7/12 at 101.00         B2             97,162
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

        4,000   Ulster County Industrial Development Agency, New York,                11/09 at 101.00         A2          4,059,239
                 Civic Facility Revenue Bonds, Kingston Hospital, Series 1999,
                 5.650%, 11/15/24

        3,435   Yates County Industrial Development Agency, New York,                  8/09 at 101.00        AAA          3,477,594
                 FHA-Insured Civic Facility Mortgage Revenue Bonds,
                 Soldiers and Sailors Memorial Hospital, Series 1999A,
                 5.650%, 2/01/39

          650   Yonkers Industrial Development Agency, New York, Revenue               7/11 at 101.00         B-            656,039
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       45,400   Total Health Care                                                                                        45,534,566
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.6% (3.6% OF TOTAL INVESTMENTS)

        2,585   New York City Housing Development Corporation, New York,               7/15 at 100.00        AA+          2,620,880
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

        3,000   New York City Housing Development Corporation, New York,               5/11 at 101.00         AA          3,015,060
                 Multifamily Housing Revenue Bonds, Series 2001A,
                 5.500%, 11/01/31


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$         750   New York City Housing Development Corporation, New York,               5/14 at 100.00         AA     $      752,288
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          680   New York City Housing Development Corporation, New York,              11/15 at 100.00         AA            623,315
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          405   New York State Housing Finance Agency, Affordable Housing             11/17 at 100.00        Aa2            374,888
                 Revenue, Series 2007A, 5.250%, 11/01/38
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,420   Total Housing/Multifamily                                                                                 7,386,431
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.1% (2.7% OF TOTAL INVESTMENTS)

          645   Guam Housing Corporation, Mortgage-Backed Securities                     No Opt. Call        AAA            648,941
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)

          485   New York State Mortgage Agency, Homeowner Mortgage                     4/17 at 100.00        Aa1            444,750
                 Revenue Bonds, 2007 Series 145, 5.125%, 10/01/37
                 (Alternative Minimum Tax)

        1,350   New York State Mortgage Agency, Homeowner Mortgage                     4/15 at 100.00        Aa1          1,211,369
                 Revenue Bonds, Series 130, 4.650%, 4/01/27
                 (Alternative Minimum Tax)

          510   New York State Mortgage Agency, Homeowner Mortgage                    10/17 at 100.00        Aa1            486,907
                 Revenue Bonds, Series 148, 2007, 5.200%, 10/01/32
                 (Alternative Minimum Tax)

        1,735   New York State Mortgage Agency, Homeowner Mortgage                    10/09 at 100.00        Aa1          1,814,029
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue Bonds,                4/13 at 101.00        Aaa            800,293
                 Thirty-Third Series A, 4.750%, 4/01/23
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,565   Total Housing/Single Family                                                                               5,406,289
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 6.3% (4.1% OF TOTAL INVESTMENTS)

        2,000   Dormitory Authority of the State of New York, FHA-Insured              2/15 at 100.00         AA          1,933,340
                 Nursing Home Mortgage Revenue Bonds, Gurwin Jewish
                 Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41

          600   Dormitory Authority of the State of New York, GNMA                     2/17 at 103.00         AA            603,660
                 Collateralized Revenue Bonds, Cabrini of Westchester
                 Project, Series 2006, 5.200%, 2/15/41

          375   Dormitory Authority of the State of New York, Non-State               11/16 at 100.00        Aa3            375,761
                 Supported Debt, Ozanam Hall of Queens Nursing Home
                 Revenue Bonds, Series 2006, 5.000%, 11/01/31

          250   Dormitory Authority of the State of New York, Revenue Bonds,           7/15 at 100.00        N/R            197,985
                 Providence Rest, Series 2005, 5.000%, 7/01/35 - ACA Insured

          905   East Rochester Housing Authority, New York, Senior Living              8/16 at 101.00        N/R            786,680
                 Revenue Bonds, Woodland Village Project, Series 2006,
                 5.500%, 8/01/33

          750   New York City Industrial Development Agency, New York,                 7/11 at 101.00        N/R            779,693
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

                New York City Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Special Needs Facilities Pooled Program,
                Series 2008A-1:
        1,140    5.500%, 7/01/18                                                       7/16 at 101.00        N/R          1,088,905
          635    5.800%, 7/01/23                                                       7/16 at 101.00        N/R            603,206

        1,920   Yonkers Industrial Development Agency, New York, FHA-Insured           2/09 at 101.00        AAA          1,942,214
                 Mortgage Revenue Bonds, Michael Malotz Skilled Nursing
                 Pavilion, Series 1999, 5.450%, 2/01/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,575   Total Long-Term Care                                                                                      8,311,444
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 0.2% (0.1% OF TOTAL INVESTMENTS)

          330   Jefferson County Industrial Development Agency, New York,             12/13 at 100.00        BBB            298,964
                 Solid Waste Disposal Revenue Bonds, International Paper
                 Company Project, Series 2003A, 5.200%, 12/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.5% (9.4% OF TOTAL INVESTMENTS)

        2,600   New York City, New York, General Obligation Bonds, Fiscal              5/09 at 101.00        AAA          2,612,116
                 Series 1999J, 5.125%, 5/15/29 - MBIA Insured


                                       35

NAN
Nuveen New York Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   New York City, New York, General Obligation Bonds,                     8/14 at 100.00         AA     $    1,088,710
                 Fiscal Series 2004C, 5.250%, 8/15/16

        3,700   New York City, New York, General Obligation Bonds,                     8/16 at 100.00         AA          3,739,959
                 Fiscal Series 2007A, 5.000%, 8/01/25

        6,590   New York City, New York, General Obligation Bonds, Series D,          12/17 at 100.00         AA          6,733,197
                 5.125%, 12/01/25

                Rochester, New York, General Obligation Bonds, Series 1999:
          720    5.250%, 10/01/18 - MBIA Insured                                         No Opt. Call        AAA            789,106
          720    5.250%, 10/01/19 - MBIA Insured                                         No Opt. Call        AAA            786,334

        2,280   Rockland County, New York, General Obligation Bonds,                  10/09 at 101.00        AA-          2,465,068
                 Series 1999, 5.600%, 10/15/16

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          500    5.250%, 7/01/23                                                       6/08 at 100.00         A3            500,670
          500    5.250%, 7/01/24                                                       6/08 at 100.00         A3            500,670

------------------------------------------------------------------------------------------------------------------------------------
       18,610   Total Tax Obligation/General                                                                             19,215,830
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 32.6% (21.2% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,          11/13 at 100.00        AAA          1,053,270
                 Series 2003A, 5.250%, 11/01/21

          590   Dormitory Authority of the State of New York, Department               7/15 at 100.00        AA-            604,597
                 of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 -
                 CIFG Insured

        1,850   Dormitory Authority of the State of New York, Secured Hospital         8/08 at 101.50        AAA          1,880,211
                 Revenue Refunding Bonds, Wyckoff Heights Medical Center,
                 Series 1998H, 5.300%, 8/15/21 - MBIA Insured

          185   Dormitory Authority of the State of New York, State Personal           3/15 at 100.00        AAA            195,282
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

          550   Erie County Industrial Development Agency, New York,                   5/14 at 100.00        AAA            589,897
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                       11/12 at 100.00        AAA          2,067,680
        2,000    5.000%, 11/15/30                                                     11/12 at 100.00         AA          2,002,340

        1,000   Metropolitan Transportation Authority, New York, State Service         7/12 at 100.00        AA-          1,001,620
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

        1,130   Monroe Newpower Corporation, New York, Power Facilities                1/13 at 102.00        BBB          1,006,898
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,100    5.000%, 10/15/25 - MBIA Insured                                      10/14 at 100.00        AAA          1,123,958
          810    5.000%, 10/15/26 - MBIA Insured                                      10/14 at 100.00        AAA            824,442
        2,375    5.000%, 10/15/29 - AMBAC Insured                                     10/14 at 100.00        AAA          2,393,383

        2,100   New York City Transitional Finance Authority, New York,                1/17 at 100.00        AA-          2,111,718
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/28 - FGIC Insured

        1,670   New York City Transitional Finance Authority, New York,                2/13 at 100.00        AAA          1,712,585
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        2,115   New York City Transitional Finance Authority, New York,               11/17 at 100.00        AAA          2,156,877
                 Future Tax Secured Bonds, Fiscal Series 2007C-1,
                 5.000%, 11/01/27

        1,000   New York State Environmental Facilities Corporation,                   3/14 at 100.00        AA-          1,036,310
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

        2,920   New York State Environmental Facilities Corporation, State            12/17 at 100.00        AAA          2,996,621
                 Personal Income Tax Revenue Bonds, Series 2008A,
                 5.000%, 12/15/26 (UB)

        1,190   New York State Housing Finance Agency, State Personal                  9/15 at 100.00        AAA          1,192,904
                 Income Tax Revenue Bonds, Economic Development and
                 Housing, Series 2006A, 5.000%, 3/15/36

        3,400   New York State Thruway Authority, Highway and Bridge Trust               No Opt. Call        AAA          3,816,024
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured (UB)

        1,000   New York State Thruway Authority, Highway and Bridge Trust            10/15 at 100.00        AAA          1,043,170
                 Fund Bonds, Second Generation, Series 2005B,
                 5.000%, 4/01/21 - AMBAC Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,625   New York State Thruway Authority, Highway and Bridge Trust            10/17 at 100.00         AA     $    1,654,526
                 Fund Bonds, Series 2007, 5.000%, 4/01/27

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        4,000    5.250%, 6/01/20 - AMBAC Insured                                       6/13 at 100.00        AAA          4,116,239
        2,000    5.250%, 6/01/22 - AMBAC Insured                                       6/13 at 100.00        AAA          2,042,440

        1,000   New York State Tobacco Settlement Financing Corporation,               6/13 at 100.00        AA-          1,035,510
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        3,345   Suffolk County Judicial Facilities Agency, New York, Service          10/09 at 101.00        AAA          3,479,335
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.250%, 10/15/15 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       41,955   Total Tax Obligation/Limited                                                                             43,137,837
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 11.5% (7.5% OF TOTAL INVESTMENTS)

          310   Albany Parking Authority, New York, Revenue Bonds,                     7/11 at 101.00       BBB+            315,456
                 Series 2001A, 5.625%, 7/15/25

        3,000   Metropolitan Transportation Authority, New York, Transportation       11/17 at 100.00          A          2,969,880
                 Revenue Bonds, Series 2007B, 5.000%, 11/15/33

        1,000   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00          A          1,014,520
                 Revenue Refunding Bonds, Series 2002A, 5.125%, 11/15/22 -
                 FGIC Insured

        1,750   New York City Industrial Development Agency, New York,                 8/16 at 101.00          B          1,805,545
                 American Airlines-JFK International Airport Special Facility
                 Revenue Bonds, Series 2005, 7.750%, 8/01/31
                 (Alternative Minimum Tax)

          105   New York City Industrial Development Agency, New York,                12/08 at 102.00        BB+             80,974
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                 8/12 at 101.00          B          1,052,770
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

          450   New York City Industrial Development Authority, New York,              5/12 at 100.00          B            378,045
                 JetBlue,, 5.000%, 5/15/20 (Alternative Minimum Tax)

          160   New York State Thruway Authority, General Revenue Bonds,               1/15 at 100.00        AAA            160,624
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

          700   New York State Thruway Authority, General Revenue Bonds,               7/15 at 100.00        AAA            704,599
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

          500   Niagara Frontier Airport Authority, New York, Airport Revenue          4/09 at 101.00        AAA            502,255
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
        1,300    5.000%, 12/01/28 - XLCA Insured                                       6/15 at 101.00        AA-          1,312,285
          615    5.000%, 12/01/31 - XLCA Insured                                       6/15 at 101.00        AA-            616,304

          590   Port Authority of New York and New Jersey, One Hundred and             8/17 at 100.00        AAA            609,446
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

        1,000   Triborough Bridge and Tunnel Authority, New York, General              1/12 at 100.00        Aa2          1,071,850
                 Purpose Revenue Bonds, Series 2001A, 5.250%, 1/01/16

        2,500   Triborough Bridge and Tunnel Authority, New York, General             11/12 at 100.00        Aa2          2,576,875
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
       14,980   Total Transportation                                                                                     15,171,428
------------------------------------------------------------------------------------------------------------------------------------


                                       37

NAN
Nuveen New York Dividend Advantage Municipal Fund (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.9% (5.8% OF TOTAL INVESTMENTS) (5)

$         390   Albany Parking Authority, New York, Revenue Bonds,                     7/11 at 101.00    N/R (5)     $      431,071
                 Series 2001A, 5.625%, 7/15/25 (Pre-refunded 7/15/11)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
           25    5.875%, 8/15/18 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        Aaa             27,040
           10    5.875%, 8/15/18 (Pre-refunded 8/15/10) - FSA Insured                  8/10 at 100.00        AAA             10,809

          305   Dormitory Authority of the State of New York, Revenue Bonds,           7/10 at 101.00        AAA            328,442
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20
                 (Pre-refunded 7/01/10) - FSA Insured

          490   Erie County Tobacco Asset Securitization Corporation, New York,        7/10 at 101.00        AAA            532,003
                 Senior Tobacco Settlement Asset-Backed Bonds, Series 2000,
                 6.000%, 7/15/20 (Pre-refunded 7/15/10)

           35   Long Island Power Authority, New York, Electric System General         6/08 at 101.00        AAA             35,547
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22
                 (Pre-refunded 6/01/08) - FSA Insured

          535   Metropolitan Transportation Authority, New York, Commuter              5/08 at 102.00        AAA            542,832
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured (ETM)

        1,360   Monroe Tobacco Asset Securitization Corporation, New York,             6/10 at 101.00        AAA          1,448,373
                 Tobacco Settlement Asset-Backed Bonds, Series 2000,
                 6.150%, 6/01/25 (Pre-refunded 6/01/10)

          570   New York City Industrial Development Agency, New York,                 7/10 at 102.00    N/R (5)            627,827
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)

        3,000   Triborough Bridge and Tunnel Authority, New York, General              1/22 at 100.00        AAA          3,327,960
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28
                 (Pre-refunded 1/01/22) - FSA Insured

          600   Utica Industrial Development Agency, New York, Revenue Bonds,          6/09 at 101.00    N/R (5)            639,768
                 Utica College, Series 2004A, 6.875%, 12/01/34
                 (Pre-refunded 6/01/09)

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes         10/10 at 101.00   BBB+ (5)            831,735
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

        1,250   Westchester Tobacco Asset Securitization Corporation,                  7/10 at 101.00        AAA          1,384,363
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)

        1,400   Yonkers Industrial Development Agency, New York, Revenue               2/11 at 100.00   BBB- (5)          1,553,748
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       10,720   Total U.S. Guaranteed                                                                                    11,721,518
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.5% (3.6% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        2,500    5.000%, 12/01/23 - FGIC Insured                                       6/16 at 100.00         A-          2,536,675
          500    5.000%, 12/01/24 - FGIC Insured                                       6/16 at 100.00         A-            504,640

        1,400   Nassau County Industrial Development Authority, New York,              6/13 at 100.00         A-          1,349,110
                 Keyspan Glenwood Energy Project, Series 2003,
                 5.250%, 6/01/27 (Alternative Minimum Tax)

          250   Niagara County Industrial Development Agency, New York,               11/11 at 101.00       Baa2            247,915
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Mandatory put 11/15/14)
                 (Alternative Minimum Tax)

          600   Niagara County Industrial Development Agency, New York,               11/11 at 101.00       Baa2            595,818
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001B,
                 5.550%, 11/15/24 (Mandatory put 11/15/13)
                 (Alternative Minimum Tax)

        2,000   Power Authority of the State of New York, General Revenue             11/10 at 100.00        Aa2          2,010,560
                 Bonds, Series 2000A, 5.250%, 11/15/30

------------------------------------------------------------------------------------------------------------------------------------
        7,250   Total Utilities                                                                                           7,244,718
------------------------------------------------------------------------------------------------------------------------------------


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 0.9% (0.5% OF TOTAL INVESTMENTS)

$       1,130   New York City Municipal Water Finance Authority, New York,             6/12 at 100.00        AA+     $    1,196,930
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

------------------------------------------------------------------------------------------------------------------------------------
$     202,260   Total Investments (cost $203,752,511) - 154.0%                                                          203,574,309
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.6)%                                                                       (4,740,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      2,351,477
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.2)% (6)                                                    (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 132,185,786
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors/Trustees.

               (5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (6) Preferred Shares, at Liquidation Value as a percentage of total investments is (33.9)%.

               N/R  Not rated.

               (ETM) Escrowed to maturity.

               (IF) Inverse floating rate investment.

               (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

NXK
Nuveen New York Dividend Advantage Municipal Fund 2
Portfolio of INVESTMENTS
                                                      March 31, 2008 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.1% (1.4% OF TOTAL INVESTMENTS)

$         275   New York City Industrial Development Agency, New York,                 9/15 at 100.00       Baa3     $      234,589
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35

        1,950   Seneca Nation of Indians Capital Improvements Authority,               6/17 at 100.00         BB          1,720,095
                 New York, Special Obligation Bonds, Series 2007A,
                 5.000%, 12/01/23

------------------------------------------------------------------------------------------------------------------------------------
        2,225   Total Consumer Discretionary                                                                              1,954,684
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.7% (1.8% OF TOTAL INVESTMENTS)

          395   New York Counties Tobacco Trust II, Tobacco Settlement                 6/11 at 101.00        BBB            372,817
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          500   New York Counties Tobacco Trust III, Tobacco Settlement                6/13 at 100.00        BBB            496,665
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          200   Rensselaer Tobacco Asset Securitization Corporation,                   6/12 at 100.00        BBB            186,656
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
          715    4.750%, 6/01/22                                                       6/16 at 100.00        BBB            672,715
          835    5.000%, 6/01/26                                                       6/16 at 100.00        BBB            775,214

------------------------------------------------------------------------------------------------------------------------------------
        2,645   Total Consumer Staples                                                                                    2,504,067
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 19.1% (12.5% OF TOTAL INVESTMENTS)

          260   Albany Industrial Development Agency, New York, Revenue                7/17 at 100.00        BBB            231,933
                 Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31

          110   Albany Industrial Development Agency, New York, Revenue                4/17 at 100.00        N/R             88,890
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/37

        1,975   Amherst Industrial Development Agency, New York, Revenue               8/11 at 102.00        AAA          1,985,784
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 -
                 AMBAC Insured

           90   Cattaraugus County Industrial Development Agency, New York,            5/16 at 100.00       BBB-             84,066
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

        1,125   Dormitory Authority of the State of New York, General Revenue          7/17 at 100.00         AA          1,042,695
                 Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 -
                 RAAI Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue          7/08 at 101.00        AAA          2,025,640
                 Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue              No Opt. Call        AA-          1,065,180
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          485   Dormitory Authority of the State of New York, Lease Revenue            7/15 at 100.00        AAA            488,186
                 Bonds, State University Dormitory Facilities, Series 2004A,
                 5.000%, 7/01/29 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,           7/11 at 101.00        AAA          1,000,670
                 Canisius College, Series 2000, 5.250%, 7/01/30 -
                 MBIA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,             No Opt. Call        AA-            558,290
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,265   Dormitory Authority of the State of New York, Third General            7/08 at 102.00        AA-          1,282,938
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1998-1, 5.250%, 7/01/25 - FGIC Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$         120   Dutchess County Industrial Development Agency, New York,               8/17 at 100.00         A3     $      106,636
                 Civic Facility Revenue Bonds, Bard College Project,
                 Series 2007-A2, 4.500%, 8/01/36

          265   Hempstead Town Industrial Development Agency, New York,               10/15 at 100.00         A-            258,542
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

        2,190   Monroe County Industrial Development Agency, New York,                 6/11 at 102.00         AA          2,189,825
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 2001, 5.250%, 6/01/26 - RAAI Insured

        1,575   New York City Industrial Development Agency, New York,                 4/08 at 100.00        AAA          1,277,751
                 Civic Facility Revenue Bonds, Horace Mann School,
                 Series 2002, 4.644%, 7/01/41 - MBIA Insured (4)

          245   New York City Industrial Development Agency, New York,                10/14 at 100.00         A-            231,603
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

        1,100   New York City Industrial Development Agency, New York,                 2/11 at 100.00         A-          1,115,631
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        1,120   New York City Industrial Development Agency, New York,                 1/17 at 100.00        AAA          1,049,406
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 4.750%, 1/01/42 - AMBAC Insured

        1,545   New York City Industrial Development Authority, New York,              9/16 at 100.00         A3          1,374,509
                 PILOT Revenue Bonds, Yankee Stadium Project, Series 2006,
                 4.500%, 3/01/39 - FGIC Insured

          170   Seneca County Industrial Development Authority, New York,             10/17 at 100.00        BBB            158,870
                 Revenue Bonds, New York Chiropractic College, Series 2007,
                 5.000%, 10/01/27

------------------------------------------------------------------------------------------------------------------------------------
       18,140   Total Education and Civic Organizations                                                                  17,617,045
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 2.0% (1.3% OF TOTAL INVESTMENTS)

          500   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-            506,575
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35

        1,305   Liberty Development Corporation, New York, Goldman Sachs                 No Opt. Call        AA-          1,369,819
                 Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37

------------------------------------------------------------------------------------------------------------------------------------
        1,805   Total Financials                                                                                          1,876,394
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 23.9% (15.7% OF TOTAL INVESTMENTS)

        3,000   Dormitory Authority of the State of New York, FHA-Insured              8/09 at 101.00        AAA          3,025,529
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        2,505   Dormitory Authority of the State of New York, FHA-Insured              8/09 at 101.00        AAA          2,589,844
                 Mortgage Revenue Bonds, New York Hospital Medical
                 Center of Queens, Series 1999, 5.550%, 8/15/29 -
                 AMBAC Insured

        1,500   Dormitory Authority of the State of New York, FHA-Insured              8/08 at 102.00        AAA          1,509,630
                 Mortgage Revenue Refunding Bonds, United Health Services,
                 Series 1997, 5.375%, 8/01/27 - AMBAC Insured

        1,620   Dormitory Authority of the State of New York, FHA-Insured              2/15 at 100.00         A3          1,649,921
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        1,700   Dormitory Authority of the State of New York, FHA-Insured              8/15 at 100.00         AA          1,664,691
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

          500   Dormitory Authority of the State of New York, Insured                  7/08 at 101.00         AA            511,080
                 Revenue Bonds, Franciscan Health Partnership Obligated
                 Group - Frances Shervier Home and Hospital, Series 1997,
                 5.500%, 7/01/17 - RAAI Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,           7/11 at 101.00        Ba2            466,965
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        2,300   Dormitory Authority of the State of New York, Revenue Bonds,           7/16 at 100.00         AA          2,286,269
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,           7/08 at 100.00       Baa1          1,249,925
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

          520   Dormitory Authority of the State of New York, Revenue Bonds,           8/14 at 100.00        AAA            571,334
                 New York and PresbyterianHospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,           7/17 at 100.00         BB          1,405,500
                 NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37


                                       41

NXK
Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         500   Dormitory Authority of the State of New York, Revenue Bonds,           7/13 at 100.00       Baa1     $      486,260
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          290   Livingston County Industrial Development Agency, New York,             7/10 at 100.00         BB            276,138
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

                Madison County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Oneida Health System, Series 2007A:
          275    5.250%, 2/01/27                                                         No Opt. Call       BBB-            253,641
          250    5.500%, 2/01/32                                                         No Opt. Call       BBB-            230,085

          475   Nassau County Industrial Development Agency, New York,                   No Opt. Call         A3            496,290
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11

          850   New York City Health and Hospitals Corporation, New York,              2/09 at 101.00         A1            861,050
                 Health System Revenue Bonds, Series 1999A,
                 5.250%, 2/15/17

          500   New York City Health and Hospitals Corporation, New York,              2/13 at 100.00        AAA            519,540
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/22 - AMBAC Insured

          490   New York City Industrial Development Agency, New York,                 7/12 at 100.00         B2            472,419
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31

          495   New York City Industrial Development Agency, New York,                 7/12 at 101.00         B2            480,952
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Huntington Hospital, Series 2002C:
          425    6.000%, 11/01/22                                                     11/12 at 100.00       Baa1            437,640
          610    5.875%, 11/01/32                                                     11/12 at 100.00       Baa1            613,123

------------------------------------------------------------------------------------------------------------------------------------
       22,055   Total Health Care                                                                                        22,057,826
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.0% (2.0% OF TOTAL INVESTMENTS)

        1,000   New York City Housing Development Corporation, New York,              11/11 at 100.00         AA            963,720
                 Multifamily Housing Revenue Bonds, Series 2001C-2,
                 5.400%, 11/01/33 (Alternative Minimum Tax)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          455    5.375%, 11/01/23 (Alternative Minimum Tax)                            5/12 at 100.00         AA            455,901
          225    5.500%, 11/01/34 (Alternative Minimum Tax)                            5/12 at 100.00         AA            219,467

          500   New York City Housing Development Corporation, New York,               5/14 at 100.00         AA            501,525
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          440   New York City Housing Development Corporation, New York,              11/15 at 100.00         AA            403,322
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          290   New York State Housing Finance Agency, Affordable Housing             11/17 at 100.00        Aa2            268,439
                 Revenue, Series 2007A, 5.250%, 11/01/38
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,910   Total Housing/Multifamily                                                                                 2,812,374
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.0% (2.0% OF TOTAL INVESTMENTS)

          335   New York State Mortgage Agency, Homeowner Mortgage                     4/17 at 100.00        Aa1            307,198
                 Revenue Bonds, 2007 Series 145, 5.125%, 10/01/37
                 (Alternative Minimum Tax)

          950   New York State Mortgage Agency, Homeowner Mortgage                     4/15 at 100.00        Aa1            852,445
                 Revenue Bonds, Series 130, 4.650%, 4/01/27
                 (Alternative Minimum Tax)

          350   New York State Mortgage Agency, Homeowner Mortgage                    10/17 at 100.00        Aa1            334,152
                 Revenue Bonds, Series 148, 2007, 5.200%, 10/01/32
                 (Alternative Minimum Tax)

        1,235   New York State Mortgage Agency, Homeowner Mortgage                    10/09 at 100.00        Aa1          1,291,254
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,870   Total Housing/Single Family                                                                               2,785,049
------------------------------------------------------------------------------------------------------------------------------------


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 6.0% (3.9% OF TOTAL INVESTMENTS)

$         450   Dormitory Authority of the State of New York, GNMA Collateralized      2/17 at 103.00         AA     $      452,745
                 Revenue Bonds, Cabrini of Westchester Project, Series 2006,
                 5.200%, 2/15/41

        2,150   Dormitory Authority of the State of New York, Insured Revenue          7/11 at 102.00        AAA          2,182,551
                 Bonds, Rehabilitation Association Pooled Loan Program 1,
                 Series 2001A, 5.000%, 7/01/23 - AMBAC Insured

          255   Dormitory Authority of the State of New York, Non-State               11/16 at 100.00        Aa3            255,518
                 Supported Debt, Ozanam Hall of Queens Nursing Home
                 Revenue Bonds, Series 2006, 5.000%, 11/01/31

                Dormitory Authority of the State of New York, Revenue Bonds,
                Providence Rest, Series 2005:
           50    5.125%, 7/01/30 - ACA Insured                                         7/15 at 100.00        N/R             41,430
          175    5.000%, 7/01/35 - ACA Insured                                         7/15 at 100.00        N/R            138,590

          635   East Rochester Housing Authority, New York, Senior Living              8/16 at 101.00        N/R            551,980
                 Revenue Bonds, Woodland Village Project, Series 2006,
                 5.500%, 8/01/33

          525   New York City Industrial Development Agency, New York,                 7/11 at 101.00        N/R            545,785
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

                New York City Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Special Needs Facilities Pooled Program,
                Series 2008A-1:
          355    5.500%, 7/01/18                                                       7/16 at 101.00        N/R            339,089
          440    5.800%, 7/01/23                                                       7/16 at 101.00        N/R            417,969

          430   Suffolk County Industrial Development Agency, New York,                7/16 at 100.00        N/R            410,727
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2008-B1, 5.500%, 7/01/18

          170   Yonkers Industrial Development Agency, New York, Civic                 7/16 at 101.00        N/R            161,488
                 Facilities Revenue Bonds, Special Needs Facilities Pooled
                 Program Bonds, Series 2008-C1, 5.800%, 7/01/23

------------------------------------------------------------------------------------------------------------------------------------
        5,635   Total Long-Term Care                                                                                      5,497,872
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 0.2% (0.1% OF TOTAL INVESTMENTS)

          230   Jefferson County Industrial Development Agency, New York,             12/13 at 100.00        BBB            208,369
                 Solid Waste Disposal Revenue Bonds, International Paper
                 Company Project, Series 2003A, 5.200%, 12/01/20
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 17.4% (11.4% OF TOTAL INVESTMENTS)

        1,775   Bath Central School District, Steuben County, New York, General        6/12 at 100.00          A          1,776,420
                 Obligation Bonds, Series 2002, 4.000%, 6/15/18 - FGIC Insured

        3,605   New York City, New York, General Obligation Bonds, Fiscal              8/08 at 101.00        AAA          3,656,947
                 Series 1998H, 5.375%, 8/01/27 - MBIA Insured

          750   New York City, New York, General Obligation Bonds, Fiscal              8/14 at 100.00         AA            816,533
                 Series 2004C, 5.250%, 8/15/16

        2,000   New York City, New York, General Obligation Bonds, Fiscal              9/15 at 100.00         AA          2,079,920
                 Series 2005F-1, 5.000%, 9/01/19 - XLCA Insured

        2,600   New York City, New York, General Obligation Bonds, Fiscal              6/16 at 100.00         AA          2,627,612
                 Series 2006J-1, 5.000%, 6/01/25

        4,540   New York City, New York, General Obligation Bonds, Series D,          12/17 at 100.00         AA          4,638,653
                 5.125%, 12/01/25

                United Nations Development Corporation, New York, Senior Lien
                Revenue Bonds, Series 2004A:
          250    5.250%, 7/01/23                                                       5/08 at 100.00         A3            250,335
          250    5.250%, 7/01/24                                                       5/08 at 100.00         A3            250,335

------------------------------------------------------------------------------------------------------------------------------------
       15,770   Total Tax Obligation/General                                                                             16,096,755
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 28.7% (18.8% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,          11/13 at 100.00        AAA          1,053,270
                 Series 2003A, 5.250%, 11/01/21

          125   Dormitory Authority of the State of New York, State Personal           3/15 at 100.00        AAA            131,948
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

        1,750   Metropolitan Transportation Authority, New York, Dedicated Tax        11/12 at 100.00        AAA          1,809,220
                 Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

          560   Monroe Newpower Corporation, New York, Power Facilities                1/13 at 102.00        BBB            498,994
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34


                                       43

NXK
Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
$       1,140    5.000%, 10/15/25 - MBIA Insured                                      10/14 at 100.00        AAA     $    1,164,829
          835    5.000%, 10/15/26 - MBIA Insured                                      10/14 at 100.00        AAA            849,888
          750    5.000%, 10/15/29 - AMBAC Insured                                     10/14 at 100.00        AAA            755,805

        1,300   New York City Transitional Finance Authority, New York,                1/17 at 100.00        AA-          1,307,254
                 Building Aid Revenue Bonds, Fiscal Series 2007S-2,
                 5.000%, 1/15/28 - FGIC Insured

        1,000   New York City Transitional Finance Authority, New York,                2/13 at 100.00        AAA          1,025,500
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        1,460   New York City Transitional Finance Authority, New York,               11/17 at 100.00        AAA          1,488,908
                 Future Tax Secured Bonds, Fiscal Series 2007C-1,
                 5.000%, 11/01/27

        1,000   New York City Transitional Finance Authority, New York, Future         2/13 at 100.00        AAA          1,024,320
                 Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,000   New York State Environmental Facilities Corporation,                   3/14 at 100.00        AA-          1,036,310
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

        2,020   New York State Environmental Facilities Corporation, State            12/17 at 100.00        AAA          2,063,501
                 Personal Income Tax Revenue Bonds, Series 2008A,
                 5.000%, 12/15/27 (UB)

          840   New York State Housing Finance Agency, State Personal Income           9/15 at 100.00        AAA            842,050
                 Tax Revenue Bonds, Economic Development and Housing,
                 Series 2006A, 5.000%, 3/15/36

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
        1,070    5.250%, 5/15/23 - AMBAC Insured                                       5/11 at 100.00        AAA          1,101,330
        1,125    5.250%, 5/15/24 - AMBAC Insured                                       5/11 at 100.00        AAA          1,145,554

        2,300   New York State Thruway Authority, Highway and Bridge Trust               No Opt. Call        AAA          2,581,428
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured (UB)

        1,125   New York State Thruway Authority, Highway and Bridge                  10/17 at 100.00         AA          1,145,441
                 Trust Fund Bonds, Series 2007, 5.000%, 4/01/27

        2,100   New York State Tobacco Settlement Financing Corporation,               6/13 at 100.00        AAA          2,144,562
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 -
                 AMBAC Insured

        1,000   New York State Tobacco Settlement Financing Corporation,               6/13 at 100.00        AA-          1,035,510
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        2,250   Virgin Islands Public Finance Authority, Senior Lien Revenue          10/08 at 101.00        BBB          2,264,063
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/22

------------------------------------------------------------------------------------------------------------------------------------
       25,750   Total Tax Obligation/Limited                                                                             26,469,685
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 16.6% (10.9% OF TOTAL INVESTMENTS)

          895   Albany Parking Authority, New York, Revenue Bonds,                     7/11 at 101.00       BBB+            923,765
                 Series 2001A, 5.625%, 7/15/20

        2,500   Metropolitan Transportation Authority, New York, Transportation       11/17 at 100.00          A          2,474,900
                 Revenue Bonds, Series 2007B, 5.000%, 11/15/33

          460   Metropolitan Transportation Authority, New York, Transportation       11/12 at 100.00          A            459,972
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 -
                 FGIC Insured

        1,250   New York City Industrial Development Agency, New York,                 8/16 at 101.00          B          1,289,675
                 American Airlines-JFK International Airport Special Facility
                 Revenue Bonds, Series 2005, 7.750%, 8/01/31
                 (Alternative Minimum Tax)

           50   New York City Industrial Development Agency, New York,                12/08 at 102.00        BB+             38,559
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                 8/12 at 101.00          B          1,052,770
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

                New York City Industrial Development Authority, New York, JetBlue,:
           50    5.000%, 5/15/20 (Alternative Minimum Tax)                             5/12 at 100.00          B             42,005
          250    5.125%, 5/15/30 (Alternative Minimum Tax)                             5/12 at 100.00          B            190,183


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$         300   New York State Thruway Authority, General Revenue Bonds,               7/15 at 100.00        AAA     $      301,971
                 Series 2005G, 5.000%, 1/01/30 - FSA Insured

        3,400   Niagara Frontier Airport Authority, New York, Airport Revenue          4/09 at 101.00        AAA          3,415,333
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Fortieth Series 2005:
        1,000    5.000%, 12/01/28 - XLCA Insured                                       6/15 at 101.00        AA-          1,009,450
          280    5.000%, 12/01/31 - XLCA Insured                                       6/15 at 101.00        AA-            280,594

          410   Port Authority of New York and New Jersey, One Hundred and             8/17 at 100.00        AAA            423,514
                 Forty Eighth Consolidated Revenue Bonds, RITES Trust 1516,
                 10.129%, 8/15/32 - FSA Insured (IF)

        2,500   Triborough Bridge and Tunnel Authority, New York, General             11/12 at 100.00        Aa2          2,576,875
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate            No Opt. Call        AAA            870,480
                 Lien General Purpose Revenue Refunding Bonds,
                 Series 2002E, 5.500%, 11/15/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,125   Total Transportation                                                                                     15,350,046
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 13.9% (9.1% OF TOTAL INVESTMENTS) (5)

        2,750   Albany Industrial Development Agency, New York, Revenue Bonds,         7/11 at 101.00        Aaa          3,015,595
                 St. Rose College, Series 2001A, 5.375%, 7/01/31
                 (Pre-refunded 7/01/11) - AMBAC Insured

        1,105   Albany Parking Authority, New York, Revenue Bonds,                     7/11 at 101.00    N/R (5)          1,215,467
                 Series 2001A, 5.625%, 7/15/20 (Pre-refunded 7/15/11)

        1,905   Dormitory Authority of the State of New York, Service Contract         4/12 at 100.00    AA- (5)          2,086,013
                 Bonds, Child Care Facilities Development Program, Series 2002,
                 5.375%, 4/01/17 (Pre-refunded 4/01/12)

           25   New York City, New York, General Obligation Bonds,                     8/08 at 101.00        AAA             25,552
                 Fiscal Series 1998H, 5.375%, 8/01/27
                 (Pre-refunded 8/01/08) - MBIA Insured

        3,205   New York State Urban Development Corporation, Service                  1/11 at 100.00        AAA          3,430,214
                 Contract Revenue Bonds, Correctional Facilities, Series 2000C,
                 5.125%, 1/01/21 (Pre-refunded 1/01/11) - FSA Insured

        2,000   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,             7/09 at 101.00        AAA          2,131,160
                 Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
                 (Pre-refunded 7/15/09)

          900   Utica Industrial Development Agency, New York, Revenue Bonds,          6/09 at 101.00    N/R (5)            959,652
                 Utica College, Series 2004A, 6.875%, 12/01/34
                 (Pre-refunded 6/01/09)

------------------------------------------------------------------------------------------------------------------------------------
       11,890   Total U.S. Guaranteed                                                                                    12,863,653
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.7% (8.3% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        1,700    5.000%, 12/01/23 - FGIC Insured                                       6/16 at 100.00         A-          1,724,939
        1,700    5.000%, 12/01/24 - FGIC Insured                                       6/16 at 100.00         A-          1,715,776

          250   Long Island Power Authority, New York, Electric System General         6/16 at 100.00         A+            245,570
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35 - CIFG Insured

          900   Nassau County Industrial Development Authority, New York,              6/13 at 100.00         A-            867,285
                 Keyspan Glenwood Energy Project, Series 2003,
                 5.250%, 6/01/27 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                10/08 at 102.00       BBB-            914,090
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP,
                 Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

          450   Niagara County Industrial Development Agency, New York,               11/11 at 101.00       Baa2            445,185
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Mandatory put 11/15/12)
                 (Alternative Minimum Tax)

        2,000   Niagara County Industrial Development Agency, New York,               11/11 at 101.00       Baa2          1,963,860
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

        2,000   Power Authority of the State of New York, General Revenue             11/10 at 100.00        Aa2          2,006,660
                 Bonds, Series 2000A, 5.250%, 11/15/40


                                       45

NXK
Nuveen New York Dividend Advantage Municipal Fund 2 (continued)
Portfolio of INVESTMENTS March 31, 2008 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
$       1,250    5.300%, 1/01/13 (Alternative Minimum Tax)                             1/09 at 101.00        N/R     $    1,184,525
          750    5.500%, 1/01/23 (Alternative Minimum Tax)                             1/09 at 101.00        N/R            663,645

------------------------------------------------------------------------------------------------------------------------------------
       12,000   Total Utilities                                                                                          11,731,535
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 1.2% (0.8% OF TOTAL INVESTMENTS)

        1,000   New York City Municipal Water Finance Authority, New York,             6/11 at 101.00        AA+          1,083,371
                 Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2001D, 5.500%, 6/15/17

------------------------------------------------------------------------------------------------------------------------------------
$     140,050   Total Investments (cost $141,730,768) - 152.5%                                                          140,908,725
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.5)%                                                                       (3,240,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      1,714,713
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.9)% (6)                                                    (47,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  92,383,438
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

               (3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

                    The Portfolio of Investments reflects the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of March 31, 2008. During March 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and at least one rating agency further reduced the ratings for CIFG-insured, FGIC-insured and XLCA-insured bonds. Subsequent to March 31, 2008, at least one rating agency reduced the rating for MBIA-insured bonds to AA. As of March 31, 2008, one or more rating agencies have placed each of these insurers on "negative credit watch", which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers' ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.

               (4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors/Trustees.

               (5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

               (6) Preferred Shares, at Liquidation Value as a percentage of total investments is (33.4)%.

               N/R  Not rated.

              (IF)  Inverse floating rate investment.

              (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                      Statement of
                      ASSETS & LIABILITIES
                                                      March 31, 2008 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                       NEW YORK      PERFORMANCE          DIVIDEND         DIVIDEND
                                                                          VALUE             PLUS         ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)            (NNP)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $147,223,960,
   $348,837,816, $203,752,511
   and $141,730,768, respectively)                                 $147,860,928     $351,113,170      $203,574,309     $140,908,725
Cash                                                                    765,889          354,762                --               --
Receivables:
   Interest                                                           2,140,295        5,258,549         3,043,362        2,117,039
   Investments sold                                                          --          415,000            90,000           60,000
Other assets                                                              7,390           43,791             9,960            1,923
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  150,774,502      357,185,272       206,717,631      143,087,687
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --               --           148,070            6,149
Floating rate obligations                                             3,412,500        7,950,000         4,740,000        3,240,000
Accrued expenses:
   Management fees                                                       67,505          184,351            90,583           51,396
   Other                                                                 56,705          125,369            50,494           38,381
Common share dividends payable                                          447,180          748,273           496,594          347,536
Preferred share dividends payable                                           N/A           59,682             6,104           20,787
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               3,983,890        9,067,675         5,531,845        3,704,249
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                      N/A      124,300,000        69,000,000       47,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $146,790,612     $223,817,597      $132,185,786     $ 92,383,438
====================================================================================================================================
Common shares outstanding                                            15,120,364       15,067,371         9,265,330        6,495,717
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $       9.71     $      14.85      $      14.27     $      14.22
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    151,204     $    150,674      $     92,653     $     64,957
Paid-in surplus                                                     144,256,690      219,590,838       131,650,640       92,259,136
Undistributed (Over-distribution of) net investment income              565,038         (284,541)         (360,952)        (167,667)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                            1,180,712        2,085,272           981,647        1,049,055
Net unrealized appreciation (depreciation) of investments               636,968        2,275,354          (178,202)        (822,043)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $146,790,612     $223,817,597      $132,185,786     $ 92,383,438
====================================================================================================================================
Authorized shares:
   Common                                                           250,000,000      200,000,000        Unlimited         Unlimited
   Preferred                                                                N/A        1,000,000        Unlimited         Unlimited
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                      Statement of
                      OPERATIONS
                                     Six Months Ended March 31, 2008 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                       NEW YORK      PERFORMANCE          DIVIDEND         DIVIDEND
                                                                          VALUE             PLUS         ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)            (NNP)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $ 3,822,996     $  9,012,219       $ 5,254,991      $ 3,572,098
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         407,182        1,109,550           649,187          451,281
Preferred shares - auction fees                                             N/A          155,374            86,250           58,750
Preferred shares - dividend disbursing agent fees                           N/A           19,970             4,993            4,989
Shareholders' servicing agent fees and expenses                          17,080           16,927             1,863              756
Interest expense on floating rate obligations                            17,141           39,223            23,788           16,102
Custodian's fees and expenses                                            44,074          138,684            76,389           61,149
Directors'/Trustees' fees and expenses                                    1,303            3,328             2,022            1,399
Professional fees                                                         7,348           12,591             7,268            5,681
Shareholders' reports - printing and mailing expenses                    15,866           21,210            12,262            9,304
Stock exchange listing fees                                               4,721            4,793             4,768              368
Investor relations expense                                                6,282           14,051             8,200            5,716
Other expenses                                                            5,107           22,018             8,454            6,776
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                            526,104        1,557,719           885,444          622,271
   Custodian fee credit                                                  (3,724)          (7,439)           (7,087)          (1,372)
   Expense reimbursement                                                     --               --          (103,069)        (142,531)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            522,380        1,550,280           775,288          478,368
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 3,300,616        7,461,939         4,479,703        3,093,730
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                          537,573          947,579           222,562          480,537
   Forward swaps                                                        643,914        1,157,352           790,334          568,424
Change in net unrealized appreciation (depreciation) of:
   Investments                                                       (4,305,083)     (10,087,862)       (6,109,558)      (4,248,663)
   Forward swaps                                                       (323,848)        (657,782)         (423,860)        (284,292)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                              (3,447,444)      (8,640,713)       (5,520,522)      (3,483,994)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                  N/A       (2,131,416)       (1,159,038)        (805,975)
From accumulated net realized gains                                         N/A         (158,639)         (197,285)         (81,611)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                      N/A       (2,290,055)       (1,356,323)        (887,586)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                           $  (146,828)    $ (3,468,829)      $(2,397,142)     $(1,277,850)
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                      Statement of
                      CHANGES in NET ASSETS (Unaudited)
                                                                       NEW YORK VALUE (NNY)          NEW YORK PERFORMANCE PLUS (NNP)
                                                                    ----------------------------     -------------------------------
                                                                     SIX MONTHS                         SIX MONTHS
                                                                          ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                                                        3/31/08          9/30/07           3/31/08          9/30/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 3,300,616      $ 6,556,706       $ 7,461,939     $ 14,960,498
Net realized gain (loss) from:
   Investments                                                          537,573          231,013           947,579          445,302
   Forward swaps                                                        643,914          162,384         1,157,352          188,601
Change in net unrealized appreciation (depreciation) of:
   Investments                                                       (4,305,083)      (2,823,183)      (10,087,862)      (6,994,469)
   Forward swaps                                                       (323,848)          62,890          (657,782)         200,123
Distributions to Preferred shareholders:
   From net investment income                                               N/A              N/A        (2,131,416)      (4,072,186)
   From accumulated net realized gains                                      N/A              N/A          (158,639)        (206,467)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                                       (146,828)       4,189,810        (3,468,829)       4,521,402
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (3,220,638)      (6,441,277)       (5,528,218)     (11,569,947)
From accumulated net realized gains                                    (163,300)              --          (442,981)        (874,665)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                         (3,383,938)      (6,441,277)       (5,971,199)     (12,444,612)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                         --               --               --           562,712
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions                                           --               --               --           562,712
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                       (3,530,766)      (2,251,467)       (9,440,028)      (7,360,498)
Net assets applicable to Common
   shares at the beginning of period                                150,321,378      152,572,845       233,257,625      240,618,123
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                     $146,790,612     $150,321,378      $223,817,597     $233,257,625
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                                     $    565,038     $    485,060      $   (284,541)    $    (86,846)
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                      Statement of
                      CHANGES in NET ASSETS (continued) (Unaudited)
                                                                             NEW YORK                            NEW YORK
                                                                      DIVIDEND ADVANTAGE (NAN)           DIVIDEND ADVANTAGE 2 (NXK)
                                                                   -----------------------------       -----------------------------
                                                                     SIX MONTHS                         SIX MONTHS
                                                                          ENDED       YEAR ENDED             ENDED       YEAR ENDED
                                                                        3/31/08          9/30/07           3/31/08          9/30/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                              $  4,479,703      $ 8,954,429       $ 3,093,730      $ 6,148,652
Net realized gain (loss) from:
   Investments                                                          222,562          645,062           480,537          250,099
   Forward swaps                                                        790,334          138,518           568,424           92,578
Change in net unrealized appreciation (depreciation) of:
   Investments                                                       (6,109,558)      (4,543,056)       (4,248,663)      (2,608,004)
   Forward swaps                                                       (423,860)         129,650          (284,292)          79,076
Distributions to Preferred shareholders:
   From net investment income                                        (1,159,038)      (2,217,934)         (805,975)      (1,528,636)
   From accumulated net realized gains                                 (197,285)        (199,414)          (81,611)        (131,824)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                                     (2,397,142)       2,907,255        (1,277,850)       2,301,941
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (3,289,190)      (7,081,173)       (2,221,535)      (4,916,434)
From accumulated net realized gains                                    (631,896)        (822,944)         (261,128)        (545,812)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                         (3,921,086)      (7,904,117)       (2,482,663)      (5,462,246)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                         --          353,520                --          237,308
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions                                           --          353,520                --          237,308
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                       (6,318,228)      (4,643,342)       (3,760,513)      (2,922,997)
Net assets applicable to Common
   shares at the beginning of period                                138,504,014      143,147,356        96,143,951       99,066,948
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                     $132,185,786     $138,504,014       $92,383,438      $96,143,951
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                                     $   (360,952)    $   (392,427)      $  (167,667)     $  (233,887)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (collectively, the "Funds"). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of New York Dividend Advantage 2's (NXK) Common shares which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use market quotes provided by major broker/dealers in such investments. If it is determined that the market price for an investment or derivative instrument is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2008, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



Effective March 31, 2008, the Funds adopted Financial Accounting Standards Board
(FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended March 31, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
New York Value (NNY) is not authorized to issue Preferred shares. The Funds below have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                           PERFORMANCE     DIVIDEND     DIVIDEND
                                                  PLUS    ADVANTAGE  ADVANTAGE 2
                                                 (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      1,600           --           --
   Series T                                        800           --           --
   Series W                                      2,000           --        1,880
   Series TH                                        --           --           --
   Series F                                        572        2,760           --
--------------------------------------------------------------------------------
Total                                            4,972        2,760        1,880
================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). A Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates, as well as any shortfalls in interest cash flows. The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater, recourse trust or credit recovery swap is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" in the Statement of Operations.

During the six months ended March 31, 2008, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2008, were as follows:

                                                                                NEW YORK     NEW YORK     NEW YORK
                                                                   NEW YORK  PERFORMANCE     DIVIDEND  ADVANTAGE 2
                                                                      VALUE         PLUS    ADVANTAGE     DIVIDEND
                                                                      (NNY)        (NNP)        (NAN)        (NXK)
------------------------------------------------------------------------------------------------------------------
Average floating rate obligations                                $1,217,828   $2,787,705   $1,690,164   $1,144,262
Average annual interest rate and fees                                 2.82%        2.81%        2.81%        2.81%
==================================================================================================================

Forward Swap Transactions

Each Fund is authorized to invest in forward interest rate swap transactions. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)



each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. All of the Funds invested in forward interest rate swap transactions during the six months ended March 31, 2008.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                                                                      NEW YORK
                                                                   NEW YORK VALUE (NNY)        PERFORMANCE PLUS (NNP)
                                                                 -----------------------     -------------------------
                                                                 SIX MONTHS         YEAR     SIX MONTHS           YEAR
                                                                      ENDED        ENDED          ENDED          ENDED
                                                                    3/31/08      9/30/07        3/31/08        9/30/07
----------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                  --           --             --         35,433
======================================================================================================================
                                                                         NEW YORK                    NEW YORK
                                                                 DIVIDEND ADVANTAGE (NAN)   DIVIDEND ADVANTAGE 2 (NXK)
                                                                 ------------------------   --------------------------
                                                                 SIX MONTHS         YEAR     SIX MONTHS           YEAR
                                                                      ENDED        ENDED          ENDED          ENDED
                                                                    3/31/08      9/30/07        3/31/08        9/30/07
----------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                                  --       22,835             --         15,365
======================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended March 31, 2008, were as follows:

                                                                                 NEW YORK      NEW YORK      NEW YORK
                                                                   NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                                                      VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                                                      (NNY)         (NNP)         (NAN)         (NXK)
---------------------------------------------------------------------------------------------------------------------
Purchases                                                       $21,383,971   $51,930,493   $33,731,158   $22,242,709
Sales and maturities                                             15,675,847    40,413,139    24,276,564    17,524,485
=====================================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2008, the cost of investments was as follows:

                                                                                 NEW YORK      NEW YORK      NEW YORK
                                                                   NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                                                      VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                                                      (NNY)         (NNP)         (NAN)         (NXK)
---------------------------------------------------------------------------------------------------------------------
Cost of investments                                            $143,501,483  $340,481,870  $198,912,723  $138,419,176
=====================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

                                                                                  NEW YORK      NEW YORK      NEW YORK
                                                                   NEW YORK    PERFORMANCE      DIVIDEND      DIVIDEND
                                                                      VALUE           PLUS     ADVANTAGE   ADVANTAGE 2
                                                                      (NNY)          (NNP)         (NAN)         (NXK)
----------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                 $ 3,671,958   $ 9,298,959    $ 4,243,505   $ 2,072,878
   Depreciation                                                  (2,735,491)   (6,642,606)    (4,335,473)   (2,833,408)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments       $   936,467   $ 2,656,353    $   (91,968)  $  (760,530)
======================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2007, the Funds' last tax year end, were as follows:

                                                                                  NEW YORK      NEW YORK      NEW YORK
                                                                   NEW YORK    PERFORMANCE      DIVIDEND      DIVIDEND
                                                                      VALUE           PLUS     ADVANTAGE   ADVANTAGE 2
                                                                      (NNY)          (NNP)         (NAN)         (NXK)
----------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                              $742,063       $529,876      $134,069      $120,739
Undistributed net ordinary income **                                     --         17,459            --            --
Undistributed net long-term capital gains                           162,525        581,961       797,932       342,833
======================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 4, 2007, paid on October 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


The tax character of distributions paid during the Funds' last tax year ended September 30, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                                                  NEW YORK      NEW YORK      NEW YORK
                                                                   NEW YORK    PERFORMANCE      DIVIDEND      DIVIDEND
                                                                      VALUE           PLUS     ADVANTAGE   ADVANTAGE 2
                                                                      (NNY)          (NNP)         (NAN)         (NXK)
----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                         $6,441,277    $15,691,798    $9,335,293    $6,464,107
Distributions from net ordinary income **                                --          5,811            33         8,211
Distributions from net long-term capital gains                           --      1,081,132     1,022,358       677,636
======================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components -- a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual Fund and for New York Value (NNY) a gross interest income component. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

New York Value (NNY) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a "self-deposited inverse floater" trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

The annual fund-level fee, payable monthly, for each Fund (excluding New York Value (NNY)) is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                            NEW YORK PERFORMANCE PLUS (NNP)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

AVERAGE DAILY NET ASSETS                       NEW YORK DIVIDEND ADVANTAGE (NAN)
(INCLUDING NET ASSETS                        NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2008, the complex-level fee rate was .1870%.

The complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)      EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of New York Dividend Advantage's (NAN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
JULY 31,                                        JULY 31,
--------------------------------------------------------------------------------
1999*                          .30%             2005                        .25%
2000                           .30              2006                        .20
2001                           .30              2007                        .15
2002                           .30              2008                        .10
2003                           .30              2009                        .05
2004                           .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage (NAN) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of New York Dividend Advantage 2's (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2001*                          .30%             2007                        .25%
2002                           .30              2008                        .20
2003                           .30              2009                        .15
2004                           .30              2010                        .10
2005                           .30              2011                        .05
2006                           .30
================================================================================
*    From the commencement of operations.

Notes to
FINANCIAL STATEMENTS (continued) (Unaudited)


The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. As of March 31, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

7. SUBSEQUENT EVENTS

Auction Rate Preferred Markets

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds (excluding New York Value (NNY)) than there were offers to buy. This meant that these auctions "failed to clear,'' and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate'' calculated in accordance with the pre-established terms of the Preferred shares.

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been.

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 1, 2008, to shareholders of record on April 15, 2008, as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                    VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                    (NNY)        (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Dividend per share                 $.0355       $.0610       $.0575       $.0570
================================================================================

Financial
HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                Investment Operations                                      Less Distributions
                               ------------------------------------------------------------------  ---------------------------------
                                                        Distributions   Distributions
                                                             from Net            from                     Net
                   Beginning                               Investment         Capital              Investment     Capital
                      Common                      Net       Income to        Gains to               Income to    Gains to
                       Share          Net   Realized/       Preferred       Preferred                  Common      Common
                   Net Asset   Investment  Unrealized          Share-          Share-                  Share-      Share-
                       Value       Income  Gain (Loss)        holders+        holders+      Total     holders     holders     Total
====================================================================================================================================
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)               $ 9.94        $ .22       $(.23)            N/A             N/A      $ (.01)     $ (.21)      $(.01)   $ (.22)
2007                   10.09          .43        (.15)            N/A             N/A         .28        (.43)         --      (.43)
2006                   10.07          .44         .01             N/A             N/A         .45        (.43)         --      (.43)
2005                   10.01          .45         .04             N/A             N/A         .49        (.43)         --      (.43)
2004                    9.95          .45         .04             N/A             N/A         .49        (.43)         --      (.43)
2003                   10.16          .44        (.19)            N/A             N/A         .25        (.46)         --      (.46)

NEW YORK PERFORMANCE PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                15.48          .50        (.58)          $(.14)          $(.01)       (.23)       (.37)       (.03)     (.40)
2007                   16.01          .99        (.41)           (.27)           (.01)        .30        (.77)       (.06)     (.83)
2006                   16.44         1.01          --*           (.20)           (.05)        .76        (.89)       (.30)    (1.19)
2005                   16.50         1.05         .10            (.14)             --        1.01        (.99)       (.08)    (1.07)
2004                   16.57         1.08         .18            (.06)           (.01)       1.19       (1.01)       (.25)    (1.26)
2003                   17.11         1.10        (.34)           (.06)           (.02)        .68        (.99)       (.23)    (1.22)
====================================================================================================================================
                                                                         Total Returns
                                                                     ----------------------
                             Offering                                               Based
                            Costs and        Ending                                    on
                            Preferred        Common                   Based        Common
                                Share         Share     Ending           on     Share Net
                         Underwriting         Asset     Market       Market         Asset
                            Discounts         Value      Value        Value**       Value**
===========================================================================================
NEW YORK VALUE (NNY)
-------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                          $ --        $ 9.71     $ 9.44         1.76%         (.08)%
2007                               --          9.94       9.50         4.40          2.79
2006                               --         10.09       9.51         7.50          4.56
2005                               --         10.07       9.26         5.88          4.95
2004                               --         10.01       9.15         5.29          5.04
2003                               --          9.95       9.11         1.65          2.59

NEW YORK PERFORMANCE PLUS (NNP)
-------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                            --         14.85      13.87         (.26)        (1.55)
2007                               --         15.48      14.30        (5.02)         1.90
2006                               --         16.01      15.88         6.69          4.91
2005                               --         16.44      16.01         9.37          6.29
2004                               --         16.50      15.66         8.19          7.55
2003                               --         16.57      15.66         1.88          4.25
===========================================================================================
                                                                  Ratios/Supplemental Data
                    ----------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets               Ratios to Average Net Assets
                                          Applicable to Common Shares                Applicable to Common Shares
                                       Before Credit/Reimbursement/Refund        After Credit/Reimbursement/Refund***
                                  ------------------------------------------  -------------------------------------------
                         Ending
                            Net
                         Assets
                     Applicable       Expenses       Expenses          Net        Expenses        Expenses          Net    Portfolio
                      to Common      Including      Excluding   Investment       Including       Excluding   Investment     Turnover
                    Shares (000)  Interest++(a)  Interest++(a)      Income++  Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                $146,791       .70%****       .68%****    4.40%****        .70%****        .67%****    4.40%****          11%
2007                    150,321       .69            .65         4.32             .68             .63         4.34               15
2006                    152,573       .66            .66         4.35             .64             .64         4.37               13
2005                    152,236       .66            .66         4.44             .66             .66         4.45               18
2004                    151,314       .72            .72         4.52             .72             .72         4.52                9
2003                    150,418       .88            .88         4.37             .87             .87         4.38               10

NEW YORK PERFORMANCE PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                 223,818      1.34****       1.31****     6.43****        1.34****        1.30****     6.43****           11
2007                    233,258      1.29           1.22         6.33            1.28            1.21         6.34               14
2006                    240,618      1.22           1.22         6.33            1.20            1.20         6.35               13
2005                    246,255      1.20           1.20         6.36            1.20            1.20         6.37               16
2004                    247,139      1.21           1.21         6.58            1.21            1.21         6.59                5
2003                    247,777      1.22           1.22         6.67            1.21            1.21         6.67               14
====================================================================================================================================

                                                      Floating Rate Obligations
                   Preferred Shares at End of Period       at End of Period
              --------------------------------------  --------------------------
                Aggregate   Liquidation                   Aggregate
                   Amount    and Market        Asset         Amount       Asset
              Outstanding         Value     Coverage    Outstanding    Coverage
                    (000)     Per Share    Per Share          (000)  Per $1,000
================================================================================
NEW YORK VALUE (NNY)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)               N/A           N/A          N/A         $3,413     $44,016
2007                  N/A           N/A          N/A             --          --
2006                  N/A           N/A          N/A             --          --
2005                  N/A           N/A          N/A             --          --
2004                  N/A           N/A          N/A             --          --
2003                  N/A           N/A          N/A             --          --

NEW YORK PERFORMANCE PLUS (NNP)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)          $124,300       $25,000      $70,016          7,950      44,788
2007              124,300        25,000       71,914             --          --
2006              124,300        25,000       73,395             --          --
2005              124,300        25,000       74,528             --          --
2004              124,300        25,000       74,706             --          --
2003              124,300        25,000       74,834             --          --
================================================================================

N/A  Fund is not authorized to issue Preferred shares.

*    Net Realized/Unrealized Gain (Loss) rounds to less than $.01 per share.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended March 31, 2008.


                                 See accompanying notes to financial statements.

                                  60-61 spread

Financial
HIGHLIGHTS (continued) (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                Investment Operations                                      Less Distributions
                               ------------------------------------------------------------------  ---------------------------------
                                                        Distributions   Distributions
                                                             from Net            from                     Net
                   Beginning                               Investment         Capital              Investment     Capital
                      Common                      Net       Income to        Gains to               Income to    Gains to
                       Share          Net   Realized/       Preferred       Preferred                  Common      Common
                   Net Asset   Investment  Unrealized          Share-          Share-                  Share-      Share-
                       Value       Income  Gain (Loss)        holders+        holders+      Total     holders     holders     Total
====================================================================================================================================
NEW YORK DIVIDEND ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)               $14.95        $ .48       $(.59)          $(.13)          $(.02)     $ (.26)      $(.35)      $(.07)   $ (.42)
2007                   15.49          .97        (.39)           (.24)           (.02)        .32        (.77)       (.09)     (.86)
2006                   15.83          .98          --*           (.21)           (.03)        .74        (.89)       (.19)    (1.08)
2005                   15.83         1.03         .09            (.13)             --         .99        (.99)         --      (.99)
2004                   15.66         1.06         .16            (.06)             --        1.16        (.99)         --      (.99)
2003                   15.85         1.07        (.24)           (.07)             --         .76        (.95)         --      (.95)

NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                14.80          .48        (.55)           (.12)           (.01)       (.20)       (.34)       (.04)     (.38)
2007                   15.29          .95        (.34)           (.24)           (.02)        .35        (.76)       (.08)     (.84)
2006                   15.57          .97         .05            (.20)           (.03)        .79        (.87)       (.20)    (1.07)
2005                   15.60         1.01         .10            (.13)             --         .98        (.95)       (.06)    (1.01)
2004                   15.44         1.02         .20            (.06)             --        1.16        (.95)       (.05)    (1.00)
2003                   15.62         1.04        (.18)           (.07)           (.01)        .78        (.91)       (.06)     (.97)
====================================================================================================================================
                                                                     Total Returns
                                                                 ----------------------
                         Offering                                               Based
                        Costs and        Ending                                    on
                        Preferred        Common                   Based        Common
                            Share         Share     Ending           on     Share Net
                     Underwriting         Asset     Market       Market         Asset
                        Discounts         Value      Value        Value**       Value**
=======================================================================================
NEW YORK DIVIDEND ADVANTAGE (NAN)
---------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                      $ --        $14.27     $13.32        (4.15)%      (1.77)%
2007                           --         14.95      14.33        (2.86)        2.07
2006                           --         15.49      15.60         3.49         4.91
2005                           --         15.83      16.11        14.24         6.38
2004                           --         15.83      15.01         6.13         7.68
2003                           --         15.66      15.09         3.86         5.04

NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
---------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)                        --         14.22      13.04        (5.27)       (1.38)
2007                           --         14.80      14.16        (3.20)        2.35
2006                           --         15.29      15.47         7.96         5.37
2005                           --         15.57      15.34        10.61         6.45
2004                           --         15.60      14.82         9.02         7.80
2003                          .01         15.44      14.55         5.35         5.39
=======================================================================================
                                                               Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                      Ratios to Average Net Assets                      Ratios to Average Net Assets
                                       Applicable to Common Shares                      Applicable to Common Shares
                                    Before Credit/Reimbursement/Refund              After Credit/Reimbursement/Refund***
                               -------------------------------------------   --------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable       Expenses       Expenses           Net         Expenses        Expenses           Net   Portfolio
                   to Common      Including      Excluding    Investment        Including       Excluding    Investment    Turnover
                 Shares (000)  Interest++(a)  Interest++(a)       Income++   Interest++(a)   Interest++(a)       Income++      Rate
====================================================================================================================================
NEW YORK DIVIDEND ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)             $132,186       1.29%****      1.26%****     6.37%****        1.13%****       1.10%****     6.53%****         12%
2007                 138,504       1.29           1.19          6.15             1.06             .96          6.37              18
2006                 143,147       1.18           1.18          6.11              .88             .88          6.41              15
2005                 145,701       1.16           1.16          6.13              .80             .80          6.50              20
2004                 145,592       1.17           1.17          6.38              .74             .74          6.81               8
2003                 143,886       1.19           1.19          6.50              .74             .74          6.95               8
NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)               92,383       1.30****       1.27****      6.18****         1.00****         .97****      6.48****          12
2007                  96,144       1.32           1.22          5.98              .98             .88          6.32              17
2006                  99,067       1.19           1.19          5.96              .76             .76          6.38              14
2005                 100,606       1.18           1.18          6.01              .73             .73          6.46              19
2004                 100,706       1.17           1.17          6.19              .72             .72          6.64               7
2003                  99,701       1.19           1.19          6.41              .75             .75          6.85               8
====================================================================================================================================

                                                      Floating Rate Obligations
                   Preferred Shares at End of Period       at End of Period
              --------------------------------------  --------------------------
                Aggregate   Liquidation                   Aggregate
                   Amount    and Market        Asset         Amount       Asset
              Outstanding         Value     Coverage    Outstanding    Coverage
                    (000)     Per Share    Per Share          (000)  Per $1,000
================================================================================
NEW YORK DIVIDEND ADVANTAGE (NAN)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)           $69,000       $25,000      $72,893         $4,740     $43,444
2007               69,000        25,000       75,183             --          --
2006               69,000        25,000       76,865             --          --
2005               69,000        25,000       77,790             --          --
2004               69,000        25,000       77,751             --          --
2003               69,000        25,000       77,133             --          --

NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
--------------------------------------------------------------------------------
Year Ended 9/30:
2008(b)            47,000        25,000       74,140          3,240      44,020
2007               47,000        25,000       76,140             --          --
2006               47,000        25,000       77,695             --          --
2005               47,000        25,000       78,514             --          --
2004               47,000        25,000       78,567             --          --
2003               47,000        25,000       78,033             --          --
================================================================================

*    Net Realized/Unrealized Gain (Loss) rounds to less than $.01 per share.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** Annualized.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended March 31, 2008.

                                 See accompanying notes to financial statements.


                                  62-63 spread

Reinvest Automatically
 EASILY and CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT


[] AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

[] AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

[] AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

[] INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

[] LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

[] MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

[] NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

[] TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

[] ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Other Useful INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No common or preferred shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-------------------

SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility. Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


We offer many different investing solutions for our clients' different needs.

Managing $153 billion in assets, as of March 31, 2008, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.


Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


Learn more about Nuveen Funds at:                 www.nuveen.com/etf

                                                  Share prices
                                                  Fund details
                                                  Daily financial news
                                                  Investor education
                                                  Interactive planning tools

                                                                     ESA-A-0308D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Performance Plus Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: June 6, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 6, 2008
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 6, 2008
    -------------------------------------------------------------------